Annual Report

Independence One®

Mutual Funds

Independence One® Mutual Funds offer eight portfolios, including three equity funds, two bond funds and three money market funds. This Annual Report relates to the three money market funds:

Independence One
Prime Money Market
Fund Class K
Shares Class Y Shares

Independence One
U.S. Treasury Money Market Fund

Independence One
Michigan Municipal Cash Fund

April 30, 2000

[Graphic Representation Ommited - See Appendix]

For more complete information about any of the Independence One® Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.

President's Message

Dear Investor:

I am pleased to present the Annual Report for Independence One Money Market Funds, which covers the 12-month period from May 1, 1999 through April 30, 2000. The report begins with a discussion with each Fund's portfolio manager, which is followed by a complete listing of fund holdings and the financial information.

During the reporting period, each Fund continued to give shareholders a convenient, stable way to put their ready cash to work earning daily income--with daily access to their money.1 Please note the following highlights:

Independence One Prime Money Market Fund, a high-quality, diversified portfolio of money market securities, paid competitive dividends of $0.05 per share for Class K Shares and Class Y Shares. The Fund's net assets totaled $608.5 million on the last day of the reporting period.

Independence One U.S. Treasury Money Market Fund, which invests exclusively in a portfolio of U.S. Treasury money market securities, paid dividends totaling $0.05 per share. The Fund's net assets totaled $217.3 million on the last day of the reporting period.

Designed for tax-sensitive investors, Independence One Michigan Municipal Cash Fund paid a total of $0.03 in double-tax-free dividends per share.2 Total net assets in the Fund's high-quality portfolio of Michigan municipal money market securities totaled $106.3 million on the last day of the reporting period.

Thank you for keeping your ready cash earning daily income through one of the Independence One Money Market Funds. As always, we welcome your questions, comments or suggestions.

[Graphic Representation Ommitted - See Appendix]

Sincerely,
Edward C. Gonzales
President
June 15, 2000

1 An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

2 Income may be subject to the federal alternative minimum tax.

Investment Review

Question: What are your comments on the economy and rising rate environment during the Funds' fiscal year?

Answer: The Federal Reserve Board (the "Fed"), led by Chairman Alan Greenspan, has been steadily raising interest rates since June of last year. Their interest rate target for federal funds, a key short-term borrowing rate, has increased from 4.75% to its current level of 6.0%. The Fed's stated goal is to prevent an escalation of inflation pressures by slowing the robust pace of U.S. economic growth. Gross Domestic Product has been growing at an average rate in excess of 6% for the past three quarters, well in excess of the perceived non-inflationary growth rate of 3.4%. In addition, the central bank is worried that the tight labor market (unemployment is currently at a 30-year low of 3.9%) will lead to higher wages, which businesses will in turn ultimately pass on to the consumer in the form of higher product prices. It is their hope that relatively small interest rate hikes now will eliminate the need for more drastic action later. The ability of the Fed to achieve its goal of engineering a "soft landing" will be a key determinant as to whether the current economic expansion, which set a record for longevity earlier this year, will continue to endure.

Question: In this environment, how did the Independence One Money Market Funds perform for shareholders in terms of income and 7-day net yield during the 12-month reporting period ended April 30, 2000? What was the average maturity of each Fund?

Answer: Independence One Prime Money Market Fund

Independence One Prime Money Market Fund earned a total return of 5.09% for Class K Shares and 5.35% for Class Y Shares during the 12-month reporting period ended April 30, 2000. The 7-day net yield for the Class K Shares began the period on May 1, 1999 at 4.45% and ended the reporting period on April 30, 2000 at 5.61%. The 7-day net yield for Class Y Shares began the reporting period on May 1, 1999 at 4.70% and ended the reporting period on April 30, 2000 at 5.86%.1 The average maturity of the Fund as of April 30, 2000 was 48 days.

Independence One U.S. Treasury Money Market Fund

Independence One U.S Treasury Money Market Fund earned a total return of 4.67% during the 12-month reporting period ended April 30, 2000. The 7-day net yield began the period on May 1, 1999 at 4.19% and ended the reporting period on April 30, 2000 at 5.18%.1 The average maturity of the Fund as of April 30, 2000 was 39 days.

Independence One Michigan Municipal Cash Fund

Independence One Michigan Municipal Cash Fund earned a total return of 3.06% during the 12-month reporting period ended April 30, 2000. The 7-day net yield began the period on May 1, 1999 at 2.99% and ended the reporting period on April 30, 2000 at 4.04%.1 The average maturity of the Fund as of April 30, 2000 was 37 days.

1 Past performance is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the Funds' current earnings.

Question: As we reach mid-year, the Fed appears to be continuing its bias toward raising rates in an effort to cool the economy. What is your outlook for short-term interest rates as we approach mid year?

Answer: There are some indications that the Fed interest rate strategy is beginning to have its desired effect of cooling the economy. For example, the interest rates on home mortgages are currently at their highest level in five years. This is a contributing factor in the recent softness observed in new housing construction as well as existing home sales. In addition, the most recent monthly retail sales data showed a dip for the first time since last June. If these trends were to continue, the probability that the Fed is nearing the end of its monetary tightening program would increase.

Independence One Prime Money Market Fund
Portfolio of Investments

April 30, 2000

Principal Amount		Value
Certificate Of Deposit--2.5%
	Finance--2.5%
$15,000,000	Abbey National Treasury Services, PLC MTN (denominated in U.S dollars), 5.130%, 5/4/2000	$14,999,917

Commercial Paper (1)--90.6%
	Consumer Durables--5.7%
15,000,000	Fleet Funding Corp., 5.930%, 5/24/2000	14,943,171
20,000,000	Receivables Capital Corp., 6.130%, 7/13/2000	19,751,394

	Total	34,694,565

	Finance--48.9%
15,000,000	Asset Portfolio Funding, 6.260%, 9/19/2000	14,632,225
15,000,000	Atlantis One Funding Corp., 5.900%, 5/11/2000	14,975,417
10,000,000	Cargill, Inc., 5.850%, 5/5/2000	9,993,500
25,000,000	Commerzbank U.S. Finance, Inc., (Guaranteed by Commerzbank AG, Frankfurt), 5.930% - 6.030%, 6/9/2000 - 6/23/2000	24,814,863
25,000,000	Delaware Funding Corp., 5.920% - 6.050%, 5/26/2000 - 5/30/2000	24,889,597
25,000,000	Den Danske Corp., Inc., (Guaranteed by Den Danske Bank A/S), 6.000% - 6.100%, 6/26/2000 - 8/3/2000	24,670,111
20,000,000	Enterprise Capital Funding Corp., 6.050% - 6.090%, 5/30/2000 - 6/20/2000	19,866,680
20,000,000	Four Winds Funding Corp., 6.130% - 6.180%, 6/27/2000 - 7/19/2000	19,767,325
30,000,000	Grand Funding Corp., 5.970% - 6.090%, 6/7/2000 - 6/16/2000	29,796,979
30,000,000	Halifax PLC (denominated in U.S dollars), 5.830% - 6.070%, 5/22/2000 - 7/18/2000	29,751,712
10,137,000	Quincy Capital Corp., 6.200%, 7/12/2000	10,011,301
15,000,000	Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 5.840%, 5/22/2000	14,948,900
30,000,000	Svenska Handelsbanken, Inc. (denominated in U.S dollars), (Guaranteed by Svenska Handelsbanken, Stockholm), 5.910% - 6.060%, 6/21/2000 - 7/11/2000	29,696,388
30,000,000	Windmill Funding, 5.960% - 6.120%, 6/6/2000 - 7/17/2000	29,714,250

	Total	297,529,248

	Miscellaneous--3.9%
24,000,000	Asset Securitization Cooperative Corp., 5.900% - 6.070%, 6/1/2000 - 6/23/2000	23,843,364

	Process Industries--4.9%
30,000,000	Merrill Lynch & Co., Inc., 5.880% - 5.940%, 5/15/2000 - 6/2/2000	29,903,250

	Securities Services--20.7%
15,000,000	AESOP Funding Corp., 6.070%, 6/1/2000	14,921,596
30,000,000	Barton Capital Corp., 5.900% - 6.090%, 5/8/2000 - 6/19/2000	29,875,439
26,798,000	Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati Support Agreement), 6.130% - 6.150%, 6/20/2000 - 8/7/2000	26,501,068
Commercial Paper (1)--continued
	Securities Services--continued
$30,000,000	Goldman Sachs Group, Inc., 5.900% - 6.020%, 5/25/2000 - 7/24/2000	$29,730,300
25,000,000	Transamerica Finance Corp., 5.900% - 6.050%, 5/4/2000 - 7/6/2000	24,816,928

	Total	125,845,331

	Transportation--4.9%
29,676,000	Kitty Hawk Funding Corp., 5.850% - 6.140%, 5/3/2000 - 7/14/2000	29,422,320

	Utilities--1.6%
10,000,000	PacifiCorp, 6.080%, 9/7/2000	9,782,133

	Total Commercial Paper	551,020,211

Repurchase Agreement (2)--7.0%
42,792,000	Donaldson, Lufkin and Jenrette Securities Corp., 5.710%, dated 4/28/2000, due 5/1/2000 (at cost)	42,792,000

	Total Investments (at amortized cost) (3)	$608,812,128

(1) Each issue shows the rate of discount at the time of purchase.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($608,452,192) at April 30, 2000.

The following acronym is used throughout this portfolio:

MTN--Medium Term Note

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Statement of Assets and Liabilities

April 30, 2000

Assets:
Total investments in securities, at amortized cost and value		$608,812,128
Cash		27,421
Income receivable		796,275
Receivable for shares sold		144,904
Total assets		609,780,728

Liabilities:
Payable for shares redeemed	$165,058
Income distribution payable	833,546
Payable to adviser	80,042
Payable to administrator	108,115
Payable to shareholder servicing agent	98,157
Other accrued expenses	43,618

Total liabilities		1,328,536

Net Assets for 608,452,192 shares outstanding		$608,452,192

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class K Shares:
$457,665,857 457,665,857 shares outstanding		$1.00

Class Y Shares:
$150,786,335 150,786,335 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Statement of Operations

Year Ended April 30, 2000

Investment Income:
Interest		$38,512,161
Expenses:
Investment adviser fee	$2,796,477
Administrative personnel and services fee	693,957
Custodian fees	86,495
Transfer and dividend disbursing agent fees and expenses	126,948
Trustees' fees	25,988
Auditing fees	17,500
Legal fees	5,572
Portfolio accounting fees	113,259
Shareholder services fee--Class K Shares	1,263,300
Share registration costs	50,545
Printing and postage	8,781
Insurance premiums	3,459
Miscellaneous	4,226

Total expenses	5,196,507
Waivers:
Waiver of investment adviser fee	(1,747,798)

Net expenses		3,448,709

Net investment income		$35,063,452

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2000	1999
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$35,063,452	$27,718,372

Distributions to Shareholders--
Distributions from net investment income
Class K Shares	(25,094,907)	(21,765,197)
Class Y Shares	(9,968,545)	(5,953,175)

Change in net assets resulting from distributions to shareholders	(35,063,452)	(27,718,372)

Share Transactions--
Proceeds from sale of shares	5,997,072,444	4,638,090,014
Net asset value of shares issued to shareholders in payment of distributions declared	23,079,968	17,286,748
Cost of shares redeemed	(6,045,273,806)	(4,493,048,245)

Change in net assets resulting from share transactions	(25,121,394)	162,328,517

Change in net assets	(25,121,394)	162,328,517
Net Assets:
Beginning of period	633,573,586	471,245,069

End of period	$608,452,192	$633,573,586

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Financial Highlights--Class K Shares

(For a share outstanding throughout each period)

	Year Ended April 30,
	2000	1999	1998	1997	1996
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment operations
Net investment income	0.05	0.05	0.05	0.05	0.05
Less distributions
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (1)	5.09%	4.88%	5.20%	4.94%	5.33%

Ratios to average net assets
Expenses	0.56%	0.56%	0.59%	0.60%	0.61%
Net investment income	4.97%	4.77%	5.07%	4.83%	5.19%
Expense waiver/reimbursement (2)	0.25%	0.25%	0.25%	0.25%	0.25%
Supplemental data
Net assets, end of period (000 omitted)	$457,666	$442,201	$389,522	$337,836	$310,991

(1) Based on net asset value.

(2) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Financial Highlights--Class Y Shares

(For a share outstanding throughout each period)

	Year Ended April 30,
	2000	1999	1998	1997	1996 (1)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.05	0.05	0.05	0.05	0.05
Less distributions
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (2)	5.35%	5.14%	5.46%	5.20%	5.07%

Ratios to average net assets
Expenses	0.31%	0.31%	0.34%	0.35%	0.36	%(4)
Net investment income	5.15%	5.02%	5.31%	5.06%	5.34	%(4)
Expense waiver/reimbursement (3)	0.25%	0.25%	0.25%	0.25%	0.25	%(4)
Supplemental data
Net assets, end of period (000 omitted)	$150,786	$191,373	$81,723	$71,168	$85,780

(1) Reflects operations for the period from May 1, 1995 (date of initial public investment) to April 30, 1996.

(2) Based on net asset value.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(4) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund

Portfolio of Investments

April 30, 2000

Principal Amount		Value
U.S. Treasury Obligations (1)--41.2%
	U.S. Treasury Bills--16.0%
$15,000,000	5.510%, 5/25/2000	$14,944,900
10,000,000	5.530%, 6/15/2000	9,930,875
10,000,000	5.540%, 6/22/2000	9,919,978

	Total	34,795,753

	U.S. Treasury Notes--25.2%
10,000,000	4.000%, 10/31/2000	9,892,951
10,000,000	4.625%, 11/30/2000	9,912,114
25,000,000	5.375%, 7/31/2000	24,964,844
10,000,000	6.250%, 5/31/2000	10,003,662

	Total	54,773,571

	Total U.S. Treasury Obligations	89,569,324

Repurchase Agreements (2)--58.5%
54,000,000	BA Securities, Inc., 5.670%, dated 4/28/2000, due 5/1/2000	54,000,000
9,017,000	Banc One Capital Markets, Inc., 5.680%, dated 4/28/2000, due 5/1/2000	9,017,000
54,000,000	Goldman Sachs Group, LP, 5.620%, dated 4/28/2000, due 5/1/2000	54,000,000
10,000,000	Merrill Lynch, Pierce, Fenner and Smith, 5.600%, dated 4/28/2000, due 5/1/2000	10,000,000

	Total Repurchase Agreements	127,017,000

	Total Investments (at amortized cost)(3)	$216,586,324

(1) Rate reflects yield to maturity.

(2) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($217,254,474) at April 30, 2000.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund
Statement of Assets and Liabilities

April 30, 2000

Assets:
Investments in repurchase agreements	$127,017,000
Investments in securities	89,569,324

Total investments in securities, at amortized cost and value		$216,586,324
Cash		8,726
Income receivable		1,051,375
Receivable for shares sold		88,550
Total assets		217,734,975

Liabilities:
Payable for shares redeemed	11,690
Income distribution payable	319,256
Payable to adviser	71,775
Payable to administrator	37,610
Other accrued expenses	40,170

Total liabilities		480,501

Net Assets for 217,254,474 shares outstanding		$217,254,474

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$217,254,474 217,254,474 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund
Statement of Operations

Year Ended April 30, 2000

Investment Income:
Interest		$11,443,357
Expenses:
Investment adviser fee	$882,256
Administrative personnel and services fee	218,960
Custodian fees	55,005
Transfer and dividend disbursing agent fees and expenses	44,987
Trustees' fees	12,983
Auditing fees	14,000
Legal fees	4,999
Portfolio accounting fees	57,010
Share registration costs	16,013
Printing and postage	11,491
Insurance premiums	1,455
Miscellaneous	8,243

Total expenses		1,327,402

Net investment income		$10,115,955

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2000	1999
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$10,115,955	$11,665,694

Distributions to Shareholders--
Distributions from net investment income	(10,115,955)	(11,665,694)

Share Transactions--
Proceeds from sale of shares	2,360,844,785	2,423,407,738
Net asset value of shares issued to shareholders in payment of distributions declared	6,787,187	7,185,665
Cost of shares redeemed	(2,344,326,524)	(2,557,212,720)

Change in net assets resulting from share transactions	23,305,448	(126,619,317)

Change in net assets	23,305,448	(126,619,317)
Net Assets:
Beginning of period	193,949,026	320,568,343

End of period	$217,254,474	$193,949,026

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund
Financial Highlights

(For a share outstanding throughout each period)

	Year Ended April 30,
	2000	1999	1998	1997	1996
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.05	0.05	0.05	0.05	0.05
Less distributions
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (1)	4.67%	4.62%	5.03%	4.86%	5.28%
Ratios to average net assets
Expenses	0.60%	0.59%	0.59%	0.59%	0.60%
Net investment income	4.59%	4.54%	4.92%	4.75%	5.14%
Supplemental data
Net assets, end of period (000 omitted)	$217,254	$193,949	$320,568	$245,289	$297,233

(1) Based on net asset value.

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund
Portfolio of Investments

April 30, 2000

Principal Amount		Credit Rating* S&P/Moody's	Value
Short-Term Municipal Bonds (1)--95.6%
	Michigan--95.6%
$1,000,000	Bay City, MI Electric Utility, Revenue Bond, 6.60% Bonds (AMBAC INS), 1/1/2001 (callable @102)	AAA / Aaa	$1,032,415
5,600,000	Bruce Township, MI Hospital Finance Authority, Tender Securities Weekly VRDNs (Sisters of Charity Health Care System)/(MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ)	A-1+ / VMIG1	5,600,000
1,000,000	Cornell, MI EDC, Industrial Development Revenue Refunding Bonds, Series 1990, 3.95% CP (Mead-Escanaba Paper Co. Project)/(Credit Suisse First Boston LOC), Mandatory Tender 8/8/2000	A-1+ / NR	1,000,000
3,000,000	Dearborn, MI EDC Revenue Bonds Weekly VRDNs (Henry Ford Village)/(Comerica Bank LOC)	NR	3,000,000
1,000,000	Dearborn, MI School District, GO UT, 6.375% Bonds (MBIA INS), 5/1/2000 (callable @102)	AAA / Aaa	1,020,000
2,000,000	Dearborn, MI School District, GO UT, 6.625% Bonds (MBIA INS), 5/1/2000 (callable @102)	AAA / Aaa	2,040,000
2,300,000	Delta County, MI EDC, Environmental Improvement Revenue Refunding Bonds, Series 1985 A, 3.75% CP (Mead-Escanaba Paper Co. Project), Mandatory Tender 7/25/2000	NR / P-1	2,300,000
2,200,000	Delta County, MI EDC Environmental Improvement Revenue Refunding Bonds, Series 1985B, 3.75% CP (Mead-Escanaba Paper Co. Project)/(Union Bank of Switzerland, Zurich LOC), Mandatory Tender 7/13/2000	NR / P-1	2,200,000
5,000,000	Detroit, MI City School District, Series 1999, 4.00% TANs (Michigan State GTD), 6/1/2000	SP-1+	5,002,033
3,000,000	Detroit, MI Sewage Disposal System Weekly VRDNs (MBIA INS)	A-1+ / VMIG1	3,000,000
2,600,000	Detroit, MI Sewage Disposal System, Series B, Weekly VRDNs (MBIA INS)	AAA / Aaa	2,600,000
500,000	Detroit, MI Water Supply System, Water Supply System Revenue Refunding Bonds Series 1993, Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	A-1+ / VMIG1	500,000
320,000	Farmington Hills, MI EDC, Limited Obligation Weekly VRDNs (Brookfield Building Association)/(Comerica Bank LOC)	A-1 / A	320,000
745,000	Farmington Hills, MI EDC, Limited Obligations Revenue Bonds, 4.40% TOBs (Marketing Displays)/(Comerica Bank LOC), Optional Tender 9/1/2000	NR/NR	745,000
2,000,000	Garden City, MI Hospital Finance Authority, Hospital Revenue Bonds, Series 1996A, Weekly VRDNs (Garden City Hospital, Osteopathic)/(National City Bank, Michigan/Illinois LOC)	A-1/NR	2,000,000
1,000,000	Grand Rapids, MI EDR Weekly VRDNs (Amway Hotel Corp.)	A-1 / NR	1,000,000
$1,000,000	Grand Rapids, MI EDR, Weekly VRDNs (Amway Hotel Corp.)	A-1 / NR	$1,000,000
5,450,000	Grand Rapids, MI Water Supply System, Series 1993, Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	NR / VMIG1	5,450,000
3,400,000	Kent Hospital Finance Authority, MI, Refunding Revenue Bonds Weekly VRDNs (MBIA INS)	AAA / Aaa	3,400,000
2,000,000	Michigan Higher Education Student Loan Authority, Series XXII - F Weekly VRDNs (AMBAC INS)	AAA / VMIG1	2,000,000
2,000,000	Michigan Municipal Bond Authority, Series B-2, 4.25% Bonds, 8/25/2000	SP-1+ / NR	2,004,157
3,500,000	Michigan Municipal Bond Authority, Revenue Bond, Series A-1, 4.75% Bonds, 4/26/2001	SP-1	3,516,546
3,885,000	Michigan State Hospital Finance Authority, Series 1994, Weekly VRDNs (Mt. Clemens General Hospital)/(Comerica Bank LOC)	NR / VMIG1	3,885,000
3,710,000	Michigan State Hospital Finance Authority, Series A, Weekly VRDNs (Hospital Equipment Loan Program)/(National City Bank Michigan/Illinois LOC)	NR / VMIG1	3,710,000
200,000	Michigan State Hospital Finance Authority, Series A, Weekly VRDNs (Hospital Equipment Loan Program)/(First of America Bank - Kalamazoo, MI LOC)	NR / VMIG1	200,000
3,335,000	Michigan State Hospital Finance Authority, Series A, Weekly VRDNs (National City Bank, Michigan/Illinois LOC)	NR / VMIG1	3,335,000
415,000	Michigan State Hospital Finance Authority, Revenue Bonds Weekly VRDNs (First of America Bank LOC)	NR / Aa3	415,000
1,370,000	Michigan Strategic Fund Monthly VRDNs (Applied Textiles, Inc.)/(Bank One, Michigan LOC)	NR/NR	1,370,000
300,000	Michigan Strategic Fund Weekly VRDNs (Consolidated Industrial Corporation Project)/(Bank One, Michigan LOC)	NR/NR	300,000
765,000	Michigan Strategic Fund Weekly VRDNs (Advanced Tooling Systems, Inc.)/(Bank One, Michigan LOC)	NR/NR	764,981
200,000	Michigan Strategic Fund Weekly VRDNs (Lincoln Park Boring)/(Bank One, Michigan LOC)	NR/NR	200,000
1,500,000	Michigan Strategic Fund Weekly VRDNs (Morrell, Inc.)/(Comerica Bank LOC)	NR/NR	1,500,000
1,000,000	Michigan Strategic Fund, Series 1995, Weekly VRDNs (Rood Industries, Inc. Project)/(Bank One, Michigan LOC)	NR/NR	1,000,000
3,500,000	Michigan Strategic Fund, 3.85% CP (Dow Chemical Co.), Mandatory Tender 7/20/2000	P-1/NR	3,500,000
1,800,000	Michigan Strategic Fund, 3.85% CP (Dow Chemical Co.), Mandatory Tender 7/25/2000	NR / P-1	1,800,000
800,000	Michigan Strategic Fund, Industrial Improvement Revenue Bonds Weekly VRDNs (Eclipse Mold, Inc. Project)/(Bank One, Michigan LOC)	NR/NR	800,000
900,000	Michigan Strategic Fund, Industrial Improvement Revenue Bonds Weekly VRDNs (Pinnacle Molded Plastics)/(Bank One, Michigan LOC)	NR/NR	900,000
$760,000	Michigan Strategic Fund, Industrial Improvement Revenue Bonds Weekly VRDNs (Royal Oak Industries, Inc.)/(Bank One, Michigan LOC)	NR/NR	$759,852
5,175,000	Michigan Strategic Fund, PCR Bonds Weekly VRDNs (General Motors Corp.)	NR / VMIG1	5,175,000
795,000	Michigan Strategic Fund, Refunding Revenue Bonds, Series B, Weekly VRDNs (Riverfront Development Co.)/(Old Kent Bank & Trust LOC)	NR/NR	795,000
1,000,000	Michigan Strategic Fund, Refunding Revenue Bonds Weekly VRDNs (Brittany Holding Co.)/(Bank One, Michigan LOC)	NR/NR	1,000,892
3,000,000	Michigan Strategic Fund, Refunding Revenue Bonds Weekly VRDNs (Louisiana-Pacific Corp.)/(Wachovia Bank & Trust Co. LOC)	NR / Aa2	3,000,000
700,000	Michigan Strategic Fund, Resource Recovery Improvement Bonds Weekly VRDNs (Great Lakes Recovery Systems)/(Bank One, Michigan LOC)	A-1+ / NR	700,000
900,000	Michigan Strategic Fund, Revenue Bonds Weekly VRDNs (Non-Ferrous Cast Alloys)/(Bank One, Michigan LOC)	NR/NR	900,000
900,000	Michigan Strategic Fund, Revenue Bonds Weekly VRDNs (YWY Investments LLC)/(Bank One, Michigan LOC)	NR/NR	900,000
6,560,000	Michigan Strategic Fund, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Grayling Generating)/(Barclays Bank, NY LOC)	NR / VMIG1	6,560,000
1,500,000	Oakland County, MI EDC Weekly VRDNs (Comerica Bank LOC)	NR/NR	1,500,000
1,900,000	Pontiac, MI City School District, 3.45% Bonds (FGIC INS), 5/1/2000	AAA / Aaa	1,900,000
1,000,000	Regents of University of Michigan, Series A, 3.75% CP (Regents of University of Michigan GTD), Mandatory Tender 5/3/2000	A-1+ / P-1	1,000,000
1,100,000	Troy, MI, (GO UT), 4.75% Bonds, 5/1/2001	AA / NR	1,106,355
1,945,000	Wayne County, MI, Airport Revenue Bonds, Series B, Daily VRDNs (Detroit Metropolitan County)/(Bayerische Landesbank LOC)	A-1+ / VMIG1	1,945,000

	Total Short-Term Municipals		101,652,231

Shares		Value
Mutual Fund Shares--3.4%
3,614,000	Nuveen Tax Exempt Money Market Fund(at net asset value)	$3,614,000

	Total Investments (at amortized cost)(2)	$105,266,231

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(1) At April 30, 2000, 14.7% of the total investments at market value were subject to alternative minimum tax.

(2) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($106,285,116) at April 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
CP--Commercial Paper
EDC--Economic Development Commission
EDR--Economic Development Revenue
FGIC--Financial Guaranty Insurance Company
GO--General Obligation
GTD--Guaranteed
HFA--Housing Finance Authority
INS--Insured
LIQ--Liquidity Agreement
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance
PCR--Pollution Control Revenue
TANs--Tax Anticipation Notes
TOBs--Tender Option Bonds
UT--Unlimited Tax
VRDNs--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund
Statement of Assets and Liabilities

April 30, 2000

Assets:
Total investments in securities, at amortized cost and value		$105,266,231
Cash		261,140
Income receivable		907,927
Receivable for shares sold		800

Total assets		106,436,098
Liabilities:
Payable for shares redeemed	$20,352
Income distribution payable	77,467
Payable to adviser	22,133
Payable to administrator	16,597
Other accrued expenses	14,433

Total liabilities		150,982

Net Assets for 106,285,116 shares outstanding		$106,285,116

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$106,285,116 106,285,116 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund
Statement of Operations

Year Ended April 30, 2000

Investment Income:
Interest		$3,466,205
Expenses:
Investment adviser fee	$392,896
Administrative personnel and services fee	97,509
Custodian fees	18,706
Transfer and dividend disbursing agent fees and expenses	43,390
Trustees' fees	4,929
Auditing fees	15,000
Legal fees	5,385
Portfolio accounting fees	39,315
Share registration costs	10,528
Printing and postage	10,606
Insurance premiums	1,481
Miscellaneous	2,179

Total expenses	641,924
Waivers--
Waiver of investment adviser fee	(147,336)

Net expenses		494,588

Net investment income		$2,971,617

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2000	1999
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$2,971,617	$3,297,338

Distributions to Shareholders--
Distributions from net investment income	(2,971,617)	(3,297,338)

Share Transactions--
Proceeds from sale of shares	794,222,263	887,345,373
Net asset value of shares issued to shareholders in payment of distributions declared	2,428,820	2,517,212
Cost of shares redeemed	(777,315,672)	(905,682,605)

Change in net assets resulting from share transactions	19,335,411	(15,820,020)

Change in net assets	19,335,411	(15,820,020)
Net Assets:
Beginning of period	86,949,705	102,769,725

End of period	$106,285,116	$86,949,705

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund
Financial Highlights

(For a share outstanding throughout each period)

	Year Ended April 30,
	2000	1999	1998	1997	1996
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.03	0.03	0.03	0.03	0.03
Less distributions
Distributions from net investment income	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (1)	3.06%	2.85%	3.24%	3.04%	3.24%
Ratios to average net assets
Expenses	0.50%	0.48%	0.49%	0.48%	0.53%
Net investment income	3.03%	2.82%	3.19%	3.01%	3.18%
Expense waiver/reimbursement (2)	0.15%	0.15%	0.16%	0.20%	0.20%
Supplemental data
Net assets, end of period (000 omitted)	$106,285	$86,950	$102,770	$84,019	$74,712

(1) Based on net asset value.

(2) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Independence One Mutual Funds
Combined Notes to Financial Statements

April 30, 2000

(1) Organization

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of eight portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

Portfolio Name	Investment Objective
Independence One Prime Money Market Fund ("Prime Money Market Fund")	To provide current income consistent with stability of principal.
Independence One U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")	To provide current income consistent with stability of principal.
Independence One Michigan Municipal Cash Fund ("Michigan Municipal Cash Fund")	To provide stability of income and current income exempt from federal regular income tax and Michigan state income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation --The Funds use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act. The Funds seek to maintain a stable net asset value of $1.00 per share. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements --It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions --Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Prime Money Market Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes --It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions --The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates --The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other --Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

	Prime Money Market Fund
	Year Ended April 30,
	2000	1999
Class K Shares
Shares sold	4,164,267,197	3,673,759,787
Shares issued to shareholders in payment of distributions declared	17,511,484	13,830,889
Shares redeemed	(4,166,313,541)	(3,634,911,834)

Net change resulting from Class K share transactions	15,465,140	52,678,842

	Prime Money Market Fund
	Year Ended April 30,
	2000	1999
Class Y Shares
Shares sold	1,832,805,247	964,330,227
Shares issued to shareholders in payment of distributions declared	5,568,484	3,455,859
Shares redeemed	(1,878,960,265)	(858,136,411)

Net change resulting from Class Y share transactions	(40,586,534)	109,649,675

Net change resulting from share transactions	(25,121,394)	162,328,517

	U.S. Treasury Money Market Fund
	Year Ended April 30,
	2000	1999
Shares sold	2,360,844,785	2,423,407,738
Shares issued to shareholders in payment of distributions declared	6,787,187	7,185,665
Shares redeemed	(2,344,326,524)	(2,557,212,720)

Net change resulting from share transactions	23,305,448	(126,619,317)

	Michigan Municipal Cash Fund
	Year Ended April 30,
	2000	1999
Shares sold	794,222,263	887,345,373
Shares issued to shareholders in payment of distributions declared	2,428,820	2,517,212
Shares redeemed	(777,315,672)	(905,682,605)

Net change resulting from share transactions	19,335,411	(15,820,020)

(4) Investment Advisory Fee and Other Transactions with Affiliates

Investment Adviser Fee --Michigan National Bank, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee --Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

Shareholder Services Fee --Under the terms of a Shareholder Services Agreement with Michigan National Bank, Prime Money Market Fund will pay Michigan National Bank up to 0.25% of average daily net assets of the Class K Shares for the period. The fee paid to Michigan National Bank is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer Agent and Dividend Disbursing Agent Fees --Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees --FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees --Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

General --Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

(5) Concentration of Credit Risk

Since Michigan Municipal Cash Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. The credit risk associated with such factors was reduced, since at April 30, 2000, 76.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.4% of total investments.

Independent Auditors' Report

The Board of Trustees and Shareholders
Independence One Mutual Funds:

We have audited the accompanying statements of assets and liabilities of Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund, and Independence One Michigan Municipal Cash Fund, each portfolios of the Independence One Mutual Funds, including the portfolios of investments, as of April 30, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects the financial position of Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund, and Independence One Michigan Municipal Cash Fund as of April 30, 2000, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

[Graphic Representation Omitted - See Appendix]

Boston, Massachusetts
June 26, 2000

Trustees

Robert E. Baker

Harold Berry

Nathan Forbes

Harry J. Nederlander

Thomas S. Wilson

Officers

Edward C. Gonzales
President and Treasurer

Jeffrey W. Sterling

Vice President and Assistant Treasurer
C. Grant Anderson

Secretary

Timothy S. Johnson
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U. S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Independence One®

Mutual Funds

(Distributed by Federated Securities Corp.)

Annual Report April 30, 2000
Independence One

Prime Money Market Fund
Class K Shares
Class Y Shares

Independence One
U.S. Treasury Money Market Fund

Independence One
Michigan Municipal Cash Fund

800-334-2292
www.MichiganNational.com

Investment Company Act File No: 811-5752
Cusip 453777203
Cusip 453777302
Cusip 453777708
Cusip 453777401
G01200-01 (6/00)

[Graphic Representation Ommited - See Appendix]

[Graphic Representation Ommited - See Appendix]

Annual Report

Independence One®

Mutual Funds

Independence One® Mutual Funds offer eight portfolios, including three equity funds, two bond funds and three money market funds. This Annual Report relates to the three equity funds and the two bond funds.

Independence One
Equity Plus Fund
Trust Shares

Independence One
Small Cap Fund

Independence One
International Equity Fund

Independence One
U.S. Government Securities Fund

Class Y Shares
Independence One

Fixed Income Fund
Trust Shares

April 30, 2000

[Graphic Representation Omitted - See Appendix]

For more information about any of the Independence One® Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.

President's Message

Dear Investor:

I am pleased to present the Annual Report of the Independence One Equity and Bond Funds. which covers the 12-month period from May 1, 1999 through April 30, 2000. Inside, you'll find complete financial information for each Fund, beginning with a discussion by the Funds' portfolio managers, followed by a complete listing of each Fund's holdings and the financial statements.

The following highlights summarize Fund performance over the 12-month reporting period:

Independence One Equity Plus Fund--Trust Shares. At the end of the reporting period, this diversified portfolio of high-quality stocks included many household names like ALCOA, American Express, Avon, Bank of America, Black & Decker, Campbell Soup, Coca-Cola, Ford, DuPont, Hewlett Packard, Home Depot, IBM, Intel, 3M, McDonald's, Merrill Lynch and Microsoft. The Fund's Trust Shares produced a 12-month total return of 16.00%1 as the net asset value increased from $22.02 to $24.87. The Fund's Trust Shares also paid income distributions totaling $0.17 per share and capital gain distributions totaling $0.49 per share. The Fund ended the reporting period with $325.7 million in net assets.

Independence One Small Cap Fund. Stocks issued by smaller companies have historically offered the potential for higher returns over time than stocks issued by large companies, in exchange for a higher level of risk.2 Over the 12-month period covered by this report, Independence One Small Cap Fund produced a total return of 17.86% through an increase in net asset value and capital gain distributions totaling $0.55 per share.1 The Fund ended the reporting period with $39.3 million in net assets.

Independence One International Equity Fund. This Fund invests in dynamic companies beyond the United States--companies that feed a growing worldwide appetite for products and services.3 The stocks of these companies are listed on recognized stock exchanges. During the period covered by this report, the Fund produced a total return of 8.63% through a net asset value increase of $0.02, capital gain distributions totaling $1.13 per share and dividend income distributions totaling $0.01 per share.1 The Fund ended the reporting period with $24.6 million in net assets.

1 Performance quoted reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

3 Foreign investing involves special risks including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards.

Independence One U.S. Government Securities Fund--Y Shares. The Fund's portfolio of U.S. government bonds produced an income stream totaling $0.55 per share. The Fund also paid capital gain distributions totaling $0.03 per share. In the rising rate environment that caused bond prices to decline, the Fund's net asset value declined from $10.41 to $10.03. Based on dividends, gains and net asset value change, the Fund produced a total return of 2.08%.1 At the end of the reporting period, 56.1% of the holdings consisted of U.S. Treasury securities, with another 29.9% invested in U.S. government agency securities. The remaining assets were invested in a repurchase agreement. Fund net assets totaled $45.3 million at the end of the reporting period.

Independence One Fixed Income Fund--Trust Shares. This Fund provides a diversified approach to bond investing through a portfolio that, at the end of the reporting period, consisted of 36.0% of U.S. Treasury securities, with another 18.4% invested in U.S. government agency bonds and 41.0% invested in corporate bonds. The Fund paid an income distribution totaling $0.57 per share. The Fund also paid a capital gain distribution totaling $0.01 per share. In the rising rate environment that caused bond prices to decline, the Fund's net asset value declined from $9.99 to $9.54. Based on dividends, gains and net asset value change, the Fund produced a total return of 1.40%.1 Fund net assets totaled $93.2 million at the end of the reporting period.

Thank you for selecting one or more Independence One Mutual Funds to pursue your financial goals. We look forward to keeping you informed about the progress of your investment.

[Graphic Representation Omitted - See Appendix]

Sincerely,

Edward C. Gonzales
President
June 15, 2000

Independence
One Equity
Plus Fund--
Trust Shares

Question: What are your comments on the stock market, which has exhibited extreme volatility, particularly within the technology-heavy NASDAQ index?

Answer: The stock market has been volatile due to a series of rate increases by the Federal Reserve Board (the "Fed") to slow down the economy and combat long-term inflation. We expect the volatility to continue as long as the Fed continues to increase interest rates. The Independence One Equity Plus Fund has performed quite well compared to many indices including the NASDAQ during the volatile reporting period.

Question: What was the total return of Independence One Equity Plus Fund--Trust Shares during the 12-month reporting period ended April 30, 2000?

Answer: The Fund's Trust Shares were up 16.00%1 for the 12-month reporting period ended April 30, 2000, compared to the Standard & Poor's 100 Composite Stock Price Index (S&P 100) being up 16.55%.2 The lag in the performance is due to the management fees and the small cash position that is held to facilitate liquidations.

Question: What were the Fund's top 10 holdings at the end of the reporting period?

Top 10 Holdings

Name	% of Portfolio
General Electric Co.	7.7
Cisco Systems, Inc.	7.1
Intel Corp.	6.4
Microsoft Corp.	5.5
Exxon Mobil Corp.	4.0
Wal-Mart Stores, Inc.	3.7
Oracle Corp.	3.4
International Business Machines Corp.	3.0
Citigroup, Inc.	3.0
Lucent Technologies, Inc.	3.0

Question: As we reach mid-year, with a series of rate increases and a period of severe declines behind us, what factors may impact the market going forward?

Answer: We feel that several factors may impact the market going forward including the following:

  Further interest rate increases;
  Corporate earnings; or
  Investor sentiment as measured by cash flows.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost.

2 The S&P 100 is an unmanaged index of 100 blue chip stocks from diverse industry groups. "Standard & Poor's® ," "S&P® " and "S&P 100® " are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Independence One Equity Plus Fund. The Fund is not sponsored, endorsed, sold or promoted by or affiliated with Standard & Poor's. Investments cannot be made in an index.

Independence One Small Cap Fund

Question: What are your comments on the small cap market, which recorded strong returns but weakened late in the reporting period?

Answer: Overall, the small cap market weakened recently as investors left the volatile equity market. The lack of liquidity inherent within the small cap market caused an amplification of the negative returns experienced in the equity markets.

Question: What was the total return of the Independence One Small Cap Fund for the 12-month reporting period ended April 30, 2000 compared to the S&P SmallCap 600 Index1 , the benchmark of the Fund?

Answer: The Independence One Small Cap Fund was up 17.86%2 for the 12-month period ended April 30, 2000. The S&P 600 was up 20.52%.

Question: What is your outlook for the small cap market as we reach mid year?

Answer: Until investors return to the small cap market, we expect the overall returns will be minimal, at best. Valuation levels justify commitment to this market. However, until cash flows increase, the small cap market returns will be suppressed.

1 The S&P SmallCap 600 Index is an unmanaged, capitalization weighted index of 600 common stocks. It is designed to provide a measure of overall small capitalization company performance, and includes common stocks of companies from a variety of economic sectors. "Standard & Poor's® ," "S&P® " and "S&P Small Cap 600® " are trademarks of the McGraw-Hill Companies, Inc. and have been authorized for use by Independence One Small Cap Fund. The Fund is not sponsored, endorsed, sold or promoted by or affiliated with Standard & Poor's. Investment cannot be made in an index.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost.

Independence One International Equity Fund

Question: What is your review of the international marketplace, which, as measured by the Morgan Stanley Capital International European Australian, Far East Index (MSCI-EAFE),1 recorded positive performance that outpaced the Standard & Poor's 500 Index2 for the fiscal year?

Answer: International equity markets recorded positive returns over the last year--but like the U.S. equity market, it was a tail of two halves. The first half of the fiscal year saw equity markets continue to rally strongly, defying valuation concerns as investors poured money into highly priced telecom, media and technology stocks. The buying frenzy peaked in the final quarter of 1999 and markets have found the early months of 2000 more difficult as they have been forced to come to grips with rising interest rates, higher bond yields and slowing earnings momentum. Reflecting the disparate nature of equity markets over the last 12 months, the MSCI-EAFE price index rose 27.0% in the eight months ended December 1999, but in the four months ended April 2000 fell 5.3%.

Question: What was the total return of Independence One International Equity Fund for the 12-month period ended April 30, 2000 compared to the MSCI-EAFE?

Answer: For the fiscal year ended April 30, 2000, the Independence One International Equity Fund earned a total return of 8.63%.3 During the same period, the price appreciation of the MSCI-EAFE was up 12.47%.

Question: What were the Fund's country weightings at the end of the reporting period?

Country	% of Common and Preferred Stock
Japan	29.89
United Kingdom	22.34
Germany	11.85
France	11.41
Switzerland	6.97
Netherlands	6.60
Hong Kong	3.85
Australia	2.99
Finland	2.44
Singapore	1.66

1 The MSCI-EAFE is an unmanaged market capitalization weighted foreign securities index, which is widely used to measure performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The MSCI-EAFE is monitored by Capital International, S.A., Geneva, Switzerland. Investments cannot be made in an index.

2 The S&P 500 Index is an unmanaged composite index of common stocks in industry, transportation and financial and public companies. Investments cannot be made in an index.

3 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost.

Question: What regions appear to be the bright spots as we reach mid-year?

Answer: On a relative basis, we continue to prefer international equities over U.S. equities. Both Europe and Japan are entering the recovery phases of their economic expansions with competitive exchange rates-- particularly in the case of the euro. In addition, the prospect of further corporate restructuring, merger and acquisition activity and increasing deregulation of financial markets should provide an added impetus to equity markets in their regions.

In terms of broad strategy, we find better value in Japan, the UK and Switzerland. On a longer term basis, Asia still remains highly attractive, but in the short-term may find rising U.S. interest rates a difficult hurdle to jump.

Despite the recent weakness in the Japanese equity market, the outlook remains positive. The economic recovery is gathering momentum and now appears fully self-sustaining. Growth is expected to be 1.2% this year, rising to 1.6% in 2001, with the risks to the upside rather than the downside. In addition, credit spreads have narrowed as the market's view that systemic risks posed by the fragility of the banking sector have receded.

In the UK, valuation is not as stretched in comparison with the rest of Europe and interest rates appear to have peaked with the manufacturing sector struggling with the high level of the currency. Indeed we envisage the British pound weakening against the euro as the ECB lifts interest rates across Europe and the Bank of England keeps rates relatively steady. Within Europe, we have increased exposure to Switzerland. This is more of a defensive strategy given the Swiss market has under performed broader Europe for over a year and on a valuation basis, looks more attractive than the core markets of France, Germany and Italy.

Independence One Bond Funds

Question: What are your comments on what has been a difficult year for the bond market due to a continually rising rate environment?

Answer: The Federal Reserve Board (the "Fed"), led by Chairman Alan Greenspan, has been steadily raising interest rates since June of last year. Their interest rate target for federal funds, a key short-term borrowing rate, has increased from 4.75% to its current level of 6.0%. The Fed's stated goal is to prevent an escalation of inflation pressures by slowing the robust pace of U.S. economic growth. Gross Domestic Product has been growing at an average rate in excess of 6% for the past three quarters, well in excess of the perceived non-inflationary growth rate of 3.4%. In addition, the central bank is worried that the tight labor market (unemployment is currently at a 30-year low of 3.9%) will lead to higher wages, which businesses will in turn ultimately pass on to the consumer in the form of higher product prices. It is their hope that relatively small interest rate hikes now will eliminate the need for more drastic action later. The ability of the Fed to achieve its goal of engineering a "soft landing" will be a key determinant as to whether the current economic expansion, which set a record for longevity earlier this year, will continue to endure.

Question: How did the Independence One Bond Funds perform during the 12-month reporting period ended April 30, 2000?

Answer: As a general rule, rising interest rates negatively impact bond prices. Consequently, the Independence One Bond Funds experienced a decline in share price which partially offset the interest income earned by the Funds' investment holdings. For the fiscal year ended April 30, 2000, the Independence One U.S. Government Securities Fund--Y Shares earned a total return of 2.08%.1 The total return of the Independence One Fixed Income Fund--Trust Shares during the same period was 1.40%.1

Question: As we reach mid-year, what is your outlook for bonds?

Answer: There are some indications that the Fed interest rate strategy is beginning to have its desired effect of cooling the economy. For example, the interest rates on home mortgages are currently at their highest level in five years. This is a contributing factor in the recent softness observed in new housing construction as well as existing home sales. In addition, the most recent monthly retail sales data showed a dip for the first time since last June. If these trends were to continue, the probability that the Fed is nearing the end of its monetary tightening program would increase. This would likely create a more favorable environment for fixed income investments when compared to the Independence One Bond Funds' most recent fiscal year.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost.

Independence One Equity Plus Fund--Trust Shares

Growth of $10,000 Invested in Independence One Equity Plus Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Independence One Equity Plus Fund (Trust Shares) (the "Fund") from September 25, 1995 (start of performance) to April 30, 2000, compared to the Standard & Poor's 100 Composite Stock Price Index.2

[Graphic Representation Omitted--See Appendix]

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2000
1 Year	16.00%
Start of Performance(9/25/95)	26.12%

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The Standard & Poor's 100 Composite Stock Price Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Standard & Poor's 100 Composite Stock Price Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

Independence One Small Cap Fund

Growth of $10,000 Invested in Independence One Small Cap Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Independence One Small Cap Fund (the "Fund") from June 22, 1998 (start of performance) to April 30, 2000, compared to the Standard & Poor's Small Cap 600 Composite Stock Price Index.2

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2000
1 Year	17.86%
Start of Performance (6/22/98)	5.70%

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The Standard & Poor's Small Cap 600 Composite Stock Price Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Standard & Poor's Small Cap 600 Composite Stock Price Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

Independence One International Equity Fund

Growth of $10,000 Invested in Independence One International Equity Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Independence One International Equity Fund (the "Fund") from September 25, 1998 (start of performance) to April 30, 2000, compared to the Morgan Stanley Capital International EAFE Index.2

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2000
1 Year	8.63%
Start of Performance (9/25/98)	23.76%

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. Morgan Stanley Capital International EAFE Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Morgan Stanley Capital International EAFE Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

Independence One U.S. Government
Securities Fund--Class Y Shares

Growth of $10,000 Invested in Independence One U.S. Government Securities Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Independence One U.S. Government Securities Fund (Class Y Shares) (the "Fund") from January 11, 1993 (start of performance) to April 30, 2000, compared to the Lehman Brothers Government Bond Index and the Merrill Lynch U.S. Treasury/Agency Master Index.2

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2000
1 Year	2.08%
5 Year	6.36%
Start of Performance (1/11/93)	5.88%

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Government Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Lehman Brothers Government Bond Index and the Merrill Lynch U.S. Treasury/Agency Master Index are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indices are unmanaged. The investment adviser has elected to change the benchmark from the Lehman Brothers Government Bond Index to the Merrill Lynch U.S. Treasury/Agency Master Index because, while the two indices are both representative of the securities typically held by the Fund, the Merrill Lynch U.S. Treasury/Agency Master Index provides the adviser greater flexibility for review and comparison purposes.

Independence One Fixed Income Fund--Trust Shares

Growth of $10,000 Invested in Independence One Fixed Income Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Independence One Fixed Income Fund (Trust Shares) (the "Fund") from October 23, 1995 (start of performance) to April 30, 2000, compared to the Lehman Brothers Intermediate Government/Corporate Bond Index and Merrill Lynch 1-10 Years U.S. Corporate/Government Bond Index.2

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2000
1 Year	1.40%
Start of Performance (10/23/95)	4.95%

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Intermediate Government/Corporate Bond Index and the Merrill Lynch 1-10 Years U.S. Corporate/Government Bond Index have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The Lehman Brothers Intermediate Government/Corporate Bond Index and the Merrill Lynch 1-10 Years U.S. Corporate/Government Bond Index are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indices are unmanaged. The investment adviser has elected to change the benchmark from the Lehman Brothers Intermediate Government/Corporate Bond Index to the Merrill Lynch 1-10 Years U.S. Corporate/Government Bond Index because, while the two indices are both representative of the securities typically held by the Fund, the Merrill Lynch 1-10 Years U.S. Corporate/Government Bond Index provides the adviser greater flexibility for review and comparison purposes.

Independence One Equity Plus Fund
Portfolio of Investments

April 30, 2000

Shares		Value
Common Stocks--97.1%
	Aerospace & Defense--1.4%
42,400	Boeing Co.	$1,682,750
9,800	General Dynamics Corp.	573,300
16,500	Raytheon Co., Class B	366,094
9,300	Rockwell International Corp.	366,187
23,200	United Technologies Corp.	1,442,750

	Total	4,431,081

	Automotive--1.9%
59,000	Ford Motor Co.	3,226,562
31,300	General Motors Corp.	2,930,462

	Total	6,157,024

	Basic Industry--0.4%
18,000	ALCOA, Inc.	1,167,750
12,700	Homestake Mining Co.	76,200

	Total	1,243,950

	Capital Goods--0.5%
19,500	Minnesota Mining & Manufacturing Co. (3M)	1,686,750

	Chemicals--1.1%
10,700	Dow Chemical Co.	1,209,100
51,000	Du Pont (E.I.) de Nemours & Co.	2,419,312
3,300	Mallinckrodt, Inc.	88,687

	Total	3,717,099

	Computer Services--21.4%
7,100	(1) Ceridian Corp.	153,981
334,200	(1) Cisco Systems, Inc.	23,169,598
8,200	(1) Computer Sciences Corp.	668,812
49,100	Hewlett-Packard Co.	6,628,500
88,000	International Business Machines Corp.	9,823,000
254,200	(1) Microsoft Corp.	17,730,450
137,800	(1) Oracle Corp.	11,015,387
15,200	(1) Unisys Corp.	352,450

	Total	69,542,178

	Consumer Basics--1.0%
21,900	American Express Co.	3,286,369

	Consumer Non-Durables--1.6%
20,800	Campbell Soup Co.	$540,800
64,300	Procter & Gamble Co.	3,833,887
44,400	Sara Lee Corp.	666,000

	Total	5,040,687

	Electrical Equipment--8.8%
4,200	Black & Decker Corp.	176,662
12,100	Entergy Corp.	307,794
160,200	General Electric Co.	25,191,450
38,700	Honeywell, Inc.	2,167,172
32,900	Southern Co.	820,444

	Total	28,663,522

	Electronic Technology--10.7%
49,700	(1) EMC Corp.	6,905,194
163,200	Intel Corp.	20,695,800
8,400	(1) National Semiconductor Corp.	510,300
2,200	Polaroid Corp.	44,412
2,300	Tektronix, Inc.	133,112
39,700	Texas Instruments, Inc.	6,466,137

	Total	34,754,955

	Entertainment--1.4%
101,100	Disney (Walt) Co.	4,378,894
6,300	(1) Harrah's Entertainment, Inc.	129,544

	Total	4,508,438

	Finance--7.3%
56,000	Bank One Corp.	1,708,000
83,400	Bank of America Corp.	4,086,600
164,700	Citigroup, Inc.	9,789,356
55,600	Morgan Stanley, Dean Witter & Co.	4,267,300
36,800	U.S. Bancorp, Inc.	747,500
80,600	Wells Fargo Co.	3,309,638

	Total	23,908,394

	Financial Services--0.7%
10,800	Hartford Financial Services Group, Inc.	563,625
18,100	Merrill Lynch & Co., Inc.	1,845,069

	Total	2,408,694

	Food & Beverage--3.6%
120,600	Coca-Cola Co.	$5,675,738
17,300	Heinz (H.J.) Co.	588,200
66,100	McDonald's Corp.	2,520,063
71,100	PepsiCo, Inc.	2,608,481
14,700	Ralston Purina Co.	260,006

	Total	11,652,488

	Forest Products & Paper--0.5%
2,800	Boise Cascade Corp.	91,175
4,700	Champion International Corp.	309,025
20,200	International Paper Co.	742,350
11,500	Weyerhaeuser Co.	614,531

	Total	1,757,081

	Health Technology--0.9%
49,900	(1) Amgen, Inc.	2,794,400

	Home Building--0.0%
3,700	Fluor Corp.	124,181

	Hospital Supplies--0.5%
14,200	Baxter International, Inc.	924,775
27,500	Columbia/HCA Healthcare Corp.	782,031

	Total	1,706,806

	Household Products--0.5%
28,500	Colgate-Palmolive Co.	1,628,063

	Insurance--3.0%
12,100	American General Corp.	677,600
75,600	American International Group, Inc.	8,292,375
8,200	CIGNA Corp.	653,950

	Total	9,623,925

	Manufacturing--0.3%
4,600	Allegheny Technologies, Inc.	111,263
15,400	Eastman Kodak Co.	861,438

	Total	972,701

	Office Equipment--0.3%
32,400	Xerox Corp.	856,575

	Oil--5.4%
16,100	Baker Hughes, Inc.	512,181
10,400	Coastal Corp.	521,950
168,700	Exxon Mobil Corp.	13,105,877
21,600	Halliburton Co.	$954,450
18,000	Occidental Petroleum Corp.	385,875
26,900	Schlumberger Ltd.	2,059,531

	Total	17,539,864

	Personal Care Products--0.2%
11,800	Avon Products, Inc.	489,700
5,100	International Flavors & Fragrances, Inc.	175,631

	Total	665,331

	Pharmaceuticals--6.7%
96,900	Bristol-Myers Squibb Co.	5,081,194
68,000	Johnson & Johnson	5,610,000
114,200	Merck & Co., Inc.	7,936,900
61,100	Pharmacia & Upjohn, Inc.	3,051,181

	Total	21,679,275

	Recreation--0.0%
4,500	Brunswick Corp.	86,344

	Retail--6.4%
112,400	Home Depot, Inc.	6,301,425
23,800	(1) K Mart Corp.	193,375
10,500	Limited, Inc.	474,469
16,200	May Department Stores Co.	445,500
18,500	Sears, Roebuck & Co.	677,563
9,400	Tandy Corp.	535,800
11,700	(1) Toys 'R' Us, Inc.	178,425
217,500	Wal-Mart Stores, Inc.	12,044,063

	Total	20,850,620

	Services--0.7%
37,200	CBS Corp.	2,185,500

	Steel--0.0%
6,400	(1) Bethlehem Steel Corp.	34,400

	Telecommunications--9.0%
156,100	AT&T Corp.	7,287,919
75,800	Bell Atlantic Corp.	4,491,150
155,700	Lucent Technologies, Inc.	9,682,594
70,500	Nortel Networks Corp.	7,984,125

	Total	29,445,788

Shares or Principal Amount		Value
Common Stocks--continued
	Transportation--0.5%
22,300	Burlington Northern Santa Fe	$537,988
6,300	Delta Air Lines, Inc.	332,325
14,200	(1) FedEx Corp.	535,163
18,700	Norfolk Southern Corp.	329,588

	Total	1,735,064

	Utilities--0.2%
21,200	Williams Cos., Inc. (The)	791,025

	Utilities-Electric--0.2%
9,500	American Electric Power Co., Inc.	347,938
10,600	Unicom Corp.	421,350

	Total	769,288

	Total Common Stocks (identified cost $136,324,316)	316,247,860

(2) Repurchase Agreement--2.7%
$8,893,000	Donaldson, Lufkin and Jenrette Securities Corp., 5.71%, dated 4/28/2000, due 5/1/2000 (at cost)	8,893,000

	Total Investments (identified cost $145,217,316) (3)	$325,140,860

(1) Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $145,471,717. The net unrealized appreciation of investments on a federal tax basis amounts to $179,669,143 which is comprised of $184,273,627 appreciation and $4,604,484 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($325,655,369) at April 30, 2000.

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Assets and Liabilities

April 30, 2000

Assets:
Total investments in securities, at value (identified cost $145,217,316 and tax cost $145,471,717)		$325,140,860
Cash		114,597
Income receivable		239,547
Receivable for shares sold		701,020
Unamortized organizational costs		2,085
Other assets		1,153

Total assets		326,199,262
Liabilities:
Payable for shares redeemed	$381,190
Payable to adviser	81,332
Payable to administrator	55,106
Other accrued expenses	26,265
Total liabilities		543,893

Net Assets for 13,092,512 shares outstanding		$325,655,369

Net Assets Consist of:
Paid in capital		$137,709,805
Net unrealized appreciation of investments		179,923,544
Accumulated net realized gain on investments		7,922,366
Undistributed net investment income		99,654

Total Net Assets		$325,655,369

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Trust Shares:
Net Asset Value Per Share ($322,937,112 12,982,919 shares outstanding)		$24.87

Offering Price Per Share		$24.87

Redemption Proceeds Per Share		$24.87

Class B Shares:
Net Asset Value Per Share ($2,718,257 109,593 shares outstanding)		$24.80

Offering Price Per Share		$24.80

Redemption Proceeds Per Share (95.00/100 of $24.80) (1)		$23.56

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Operations

Year Ended April 30, 2000

Investment Income:
Dividends		$3,351,013
Interest		409,851

Total income		3,760,864
Expenses:
Investment adviser fee	$1,260,497
Administrative personnel and services fee	312,859
Custodian fees	57,372
Transfer and dividend disbursing agent fees and expenses	43,956
Trustees' fees	11,744
Auditing fees	15,500
Legal fees	5,043
Portfolio accounting fees	76,567
Distribution services fee--Class B Shares	4,218
Shareholder services fee--Class B Shares	1,406
Share registration costs	36,086
Printing and postage	20,379
Insurance premiums	1,658
Miscellaneous	14,321
Total expenses	1,861,606
Waiver:
Waiver of investment adviser fee	(315,124)
Net expenses		1,546,482

Net investment income		2,214,382

Realized and Unrealized Gain on Investments:
Net realized gain on investments		12,069,026
Net change in unrealized appreciation of investments		32,468,020

Net realized and unrealized gain on investments		44,537,046

Change in net assets resulting from operations		$46,751,428

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2000	1999
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$2,214,382	$2,272,845
Net realized gain on investments ($11,934,854 and $8,229,214, respectively, as computed for federal tax purposes)	12,069,026	7,942,700
Net change in unrealized appreciation of investments	32,468,020	49,664,022

Change in net assets resulting from operations	46,751,428	59,879,567

Distributions to Shareholders--
Distributions from net investment income
Trust Shares	(2,228,832)	(2,243,571)
Class B Shares	(65)	--
Distributions from net realized gains
Trust Shares	(6,460,281)	(8,436,196)
Class B Shares	(1,334)	--

Change in net assets resulting from distributions to shareholders	(8,690,512)	(10,679,767)

Share Transactions--
Proceeds from sale of shares	58,672,495	86,195,491
Net asset value of shares issued to shareholders in payment of distributions declared	6,865,673	8,272,236
Cost of shares redeemed	(73,379,819)	(57,984,567)

Change in net assets resulting from share transactions	(7,841,651)	36,483,160

Change in net assets	30,219,265	85,682,960
Net Assets:
Beginning of period	295,436,104	209,753,144

End of period (including undistributed net investment income of $99,654 and $114,169, respectively)	$325,655,369	$295,436,104

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Financial Highlights--Trust Shares

(For a share outstanding throughout each period)

	Year Ended April 30,
	2000	1999	1998	1997	1996(1)
Net asset value, beginning of period	$22.02	$18.24	$14.04	$11.39	$10.00
Income from investment operations
Net investment income	0.17	0.18	0.22	0.21	0.11
Net realized and unrealized gain on investments	3.34	4.44	4.85	2.70	1.38

Total from investment operations	3.51	4.62	5.07	2..91	1.49

Less distributions
Distributions from net investment income	(0.17)	(0.18)	(0.22)	(0.21)	(0.10)
Distributions from net realized gain on investments	(0.49)	(0.66)	(0.65)	(0.05)	--

Total distributions	(0.66)	(0.84)	(0.87)	(0.26)	(0.10)

Net asset value, end of period	$24.87	$22.02	$18.24	$14.04	$11.39

Total return (2)	16.00%	26.10%	37.20%	26.00%	14.96%
Ratios to average net assets
Expenses	0.49%	0.48%	0.42%	0.40%	0.39	%(4)
Net investment income	0.70%	0.96%	1.28%	1.74%	1.92	%(4)
Expense waiver/reimbursement (3)	0.10%	0.11%	0.19%	0.24%	0.31	%(4)
Supplemental data
Net assets, end of period (000 omitted)	$322,937	$295,436	$209,753	$169,328	$112,609
Portfolio turnover	10%	19%	11%	8%	6%

(1) Reflects operations for the period from September 25, 1995 (date of initial public investment) to April 30, 1996.

(2) Based on net asset value.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(4) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Portfolio of Investments

April 30, 2000

Shares		Value
Common Stocks--96.9%
	Basic Industry--2.4%
5,300	AMCOL International Corp.	$86,787
7,200	AptarGroup, Inc.	205,200
5,000	Caraustar Industries, Inc.	75,937
5,800	Coeur d'Alene Mines Corp.	14,500
7,400	Corn Products International, Inc.	177,600
7,700	Delta & Pine Land Co.	161,700
3,300	IMCO Recycling, Inc.	34,031
6,200	MacDermid, Inc.	145,313
2,300	Republic Group, Inc.	26,306
2,800	(1) WHX Corp.	19,425

	Total	946,799

	Commercial Services--1.6%
7,700	(1) Dendrite International, Inc.	176,137
2,800	(1) Performance Food Group Co.	73,850
9,600	(1) Profit Recovery Group International, Inc.	168,600
6,700	(1) United Stationers, Inc.	223,613

	Total	642,200

	Consumer Durables--3.0%
2,400	Bassett Furniture Industries, Inc.	31,950
9,400	(1) Champion Enterprises, Inc.	66,387
12,200	D. R. Horton, Inc.	157,837
2,300	Dixie Group, Inc.	9,487
8,100	Ethan Allen Interiors, Inc.	216,169
12,200	La-Z Boy Chair Co.	191,388
4,800	Polaris Industries, Inc., Class A	147,000
2,800	Ryland Group, Inc.	56,350
4,600	Smith (A.O.) Corp.	94,588
3,700	(1) THQ, Inc.	57,350
7,200	(1) Toll Brothers, Inc.	156,150

	Total	1,184,656

	Consumer Non-Durables--2.4%
2,800	(1) Ashworth, Inc.	13,650
6,900	(1) Buckeye Technologies, Inc.	131,962
3,600	(1) Canandaigua Wine Co., Inc., Class A	$181,350
3,600	ChemFirst, Inc.	69,750
8,400	Earthgrains Co.	118,125
6,900	(1) Nautica Enterprise, Inc.	77,625
11,200	(1) Smithfield Foods, Inc.	238,700
8,200	Wolverine World Wide, Inc.	98,400

	Total	929,562

	Energy Minerals--3.4%
6,400	(1) Barrett Resources	203,200
9,700	Cross Timbers Oil Co.	140,044
8,200	(1) Newfield Exploration Co.	333,125
4,200	(1) Offshore Logistics, Inc.	50,925
8,000	Pogo Producing Co.	205,000
2,200	St. Mary Land & Exploration Co.	74,250
3,600	(1) Stone Energy Corp.	170,100
8,800	(1) Tuboscope, Inc.	152,900

	Total	1,329,544

	Finance--12.0%
14,800	(1) Americredit Corp.	276,575
4,600	Banknorth Group, Inc.	109,825
7,800	Centura Banks, Inc.	322,237
5,600	Chittenden Corp.	148,750
5,800	Commerce Bancorp, Inc.	230,187
11,400	Commercial Federal Corp.	177,412
10,500	Cullen Frost Bankers, Inc.	259,219
5,600	Downey Financial Corp.	167,300
7,000	Eaton Vance Corp.	296,187
7,500	Enhance Financial Services Group, Inc.	75,937
12,900	First American Corp.	199,144
8,100	First Midwest Bancorp, Inc.	201,487
5,600	First BanCorp.	99,050
13,900	Fremont General Corp.	80,794
12,800	Hooper Holmes, Inc.	222,400
10,000	Hudson United Bancorp	225,646
8,700	Mutual Risk Management Ltd.	136,481
5,200	Pioneer Group, Inc.	145,600
2,000	RLI Corp.	64,250
7,400	Radiant Group, Inc.	$376,938
9,100	Raymond James Financial, Inc.	183,138
5,600	Riggs National Corp.	75,950
5,400	Selective Insurance Group, Inc.	102,263
4,400	(1) Silicon Valley Bancshares	271,700
7,300	Susquehanna Bancshares, Inc.	100,831
8,500	United Bankshares, Inc.	185,406

	Total	4,734,707

	Health Care--8.3%
5,900	Alpharma, Inc., Class A	227,887
6,400	(1) Cephalon, Inc.	360,000
6,700	(1) Cerner Corp.	147,819
7,200	(1) IDEXX Laboratories, Inc.	189,000
5,900	Invacare Corp.	157,825
12,900	Jones Pharma, Inc.	371,681
6,300	(1) Magellan Health Services, Inc.	23,625
7,100	(1) Medquist, Inc.	251,606
4,800	Mentor Corp.	84,900
6,500	(1) North American Vaccine, Inc.	24,375
4,300	(1) Noven Pharmaceuticals, Inc.	50,525
9,500	(1) Orthodontic Centers of America, Inc.	201,281
4,900	(1) Parexel International Corp.	44,100
6,700	(1) Patterson Dental Co.	322,438
8,800	(1) Renal Care Group, Inc.	196,350
6,100	(1) Universal Health Services, Inc., Class B	333,975
5,100	(1) Vertex Pharmaceuticals, Inc.	266,475

	Total	3,253,862

	Health Technology--1.2%
5,000	(1) Enzo Biochem, Inc.	202,500
4,000	(1) Techne Corp.	284,500

	Total	487,000

	Industrial Services--0.5%
7,600	(1) Tetra Tech, Inc.	179,075

	Non-Energy Minerals--0.5%
7,500	(1) Stillwater Mining Co.	210,000

	Process Industries--0.9%
3,200	(1) Ionics, Inc.	75,200
4,600	Kaman Corp., Class A	$48,875
4,700	OM Group, Inc.	216,200

	Total	340,275

	Producer Manufacturing--7.5%
7,200	(1) Anixter International, Inc.	242,550
7,700	Applied Power, Inc., Class A	220,412
7,100	Baldor Electric Co.	131,794
4,800	Belden, Inc.	142,500
5,600	(1) Cable Design Technologies, Class A	191,800
14,500	(1) Gentex Corp.	467,625
4,000	Graco, Inc.	135,500
5,000	Intermet Corp.	36,875
6,900	(1) Mueller Industries, Inc.	227,269
1,200	(1) Nashua Corp.	9,600
2,200	Robbins & Myers, Inc.	53,625
6,000	Roper Industries, Inc.	189,000
7,100	(1) SLI, Inc.	101,175
2,500	(1) SPS Technologies, Inc.	78,438
3,500	Scott Technologies, Inc.	68,250
2,500	Spartan Motors, Inc.	10,625
7,400	Tredegar Industries, Inc.	191,013
4,700	(1) Triarc Companies, Inc., Class A	96,938
6,200	(1) Zebra Technologies Corp., Class A	353,400

	Total	2,948,389

	Retail Trade--5.8%
6,600	(1) 99 Cents Only Stores	248,325
5,800	(1) Ames Department Stores, Inc.	104,037
2,800	Baker (J.), Inc.	18,200
1,100	(1) Damark International, Inc., Class A	28,600
3,300	(1) Discount Auto Parts, Inc.	35,269
4,100	(1) Footstar, Inc.	152,469
3,800	Hancock Fabrics, Inc.	14,962
7,800	(1) Linens 'N Things, Inc.	240,825
8,300	(1) Mens Wearhouse, Inc.	177,931
6,500	(1) Michaels Stores, Inc.	256,344
6,200	(1) Pacific Sunwear of California	211,188
9,400	Pier 1 Imports, Inc.	106,931
8,100	Regis Corp. Minnesota	$94,669
6,000	Shopko Stores, Inc.	107,250
5,100	(1) Whole Foods Market, Inc.	217,069
6,900	(1) Zale Corp.	284,625

	Total	2,298,694

	Services--9.0%
5,400	Applebee's International, Inc.	196,762
5,400	(1) CEC Entertainment, Inc.	162,000
3,600	(1) Catalina Marketing Corp.	364,500
7,300	Central Parking Corp.	187,062
10,100	(1) CommScope, Inc.	479,750
7,600	(1) Dycom Industries, Inc.	395,200
12,600	(1) Interim Services, Inc.	215,775
7,600	(1) Jack in the Box, Inc.	186,200
4,900	(1) Landry's Seafood Restaurants, Inc.	42,263
2,400	(1) Panera Bread Co.	19,350
5,200	Pinnacle Entertainment, Inc.	104,325
4,500	(1) Prepaid Legal Services, Inc.	144,000
4,000	(1) Primark Corp.	108,000
3,500	SEI Investments, Co.	417,813
3,600	(1) Sonic Corp.	100,125
2,600	(1) Taco Cabana, Inc., Class A	15,763
9,500	True North Communications, Inc.	391,281

	Total	3,530,169

	Technology--28.6%
5,400	AAR Corp.	81,337
4,300	(1) Actel Corp.	158,294
6,700	(1) Adaptive Broadband Corp.	217,750
8,100	(1) American Management Systems, Inc.	299,700
9,600	(1) Aspect Communications Corp.	340,800
5,400	(1) Auspex Systems, Inc.	41,175
5,500	(1) BISYS Group, Inc.	344,094
11,000	(1) Burr Brown Corp.	749,375
8,000	(1) C-Cube Microsystems, Inc.	514,000
5,400	CTS Corp.	340,537
11,700	(1) Ciber, Inc.	211,331
8,200	(1) Cognex Corp.	466,375
11,400	Dallas Semiconductor Corp.	489,487
3,000	(1) Digi International, Inc.	$16,312
6,400	(1) Filenet Corp.	188,000
4,400	Gerber Scientific, Inc.	61,050
4,900	(1) HNC Software	242,550
7,700	(1) Harbinger Corp.	145,338
4,900	(1) Hutchinson Technology, Inc.	62,475
12,100	(1) International Rectifier Corp.	594,413
6,300	(1) Intervoice-Brite, Inc.	100,406
8,600	(1) Kemet Corp.	640,700
9,500	(1) Lattice Semiconductor Corp.	640,063
3,300	(1) MICROS Systems, Inc.	132,825
15,200	(1) Mercury Interactive Corp.	1,368,000
7,100	Methode Electronics, Inc., Class A	295,870
6,300	National Computer Systems, Inc.	324,056
6,500	National Data Corp.	180,375
9,900	(1) National Instruments Corp.	482,625
3,200	(1) Plantronics, Inc.	283,200
7,600	(1) RSA Security, Inc.	446,025
15,100	(1) S3, Inc.	212,344
2,400	(1) Three-Five Systems, Inc.	208,800
4,500	(1) Trimble Navigation Ltd.	124,313
5,900	(1) Xircom, Inc.	232,681

	Total	11,236,676

	Technology Services--4.7%
5,000	(1) Aspen Technology, Inc.	176,875
8,500	(1) eLoyalty Corp.	139,719
5,500	(1) Hyperion Solutions Corp.	166,805
28,400	(1) MarchFirst, Inc.	605,275
6,900	(1) Progress Software Corp.	138,000
5,700	(1) Remedy Corp.	302,813
14,200	Snyder Communications, Inc.	337,250

	Total	1,866,737

	Transportation--2.9%
10,000	Expeditors International Washington, Inc.	427,500
7,300	(1) Fritz Companies, Inc.	70,262
5,900	(1) Heartland Express, Inc.	99,563
2,400	(1) M.S. Carriers, Inc.	57,000
6,800	(1) Mesa Air Group, Inc.	44,200
Shares or Principal Amount		Value
Common Stocks--continued
	Transportation--continued
4,900	SkyWest, Inc.	$206,413
5,200	USFreightways Corp.	242,450

	Total	1,147,388

	Utilities--2.2%
6,200	Atmos Energy Corp.	98,425
8,100	Philadelphia Suburban Corp.	194,400
6,200	Piedmont Natural Gas, Inc.	175,150
6,100	Southwest Gas Corp.	116,281
7,700	United Water Resources, Inc.	267,575

	Total	851,831

	Total Common Stocks (identified cost $33,097,540)	38,117,564

(2) Repurchase Agreement--2.6%
$1,010,000	Donaldson, Lufkin and Jenrette Securities Corp., 5.71%, dated 4/28/2000, due 5/1/2000(at cost)	1,010,000

	Total Investments (identified cost $34,107,540) (3)	$39,127,564

(1) Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $34,223,190. The net unrealized appreciation of investments on a federal tax basis amounts to $4,904,374 which is comprised of $9,533,412 appreciation and $4,629,038 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($39,332,277) at April 30, 2000.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Assets and Liabilities

April 30, 2000

Assets:
Total investments in securities, at value (identified cost $34,107,540 and tax cost $34,223,190)		$39,127,564
Cash		95,351
Income receivable		8,201
Receivable for investments sold		3,140
Receivable for shares sold		275,092

Total assets		39,509,348
Liabilities:
Payable for shares redeemed	$124,460
Payable to adviser	15,475
Other accrued expenses	37,136

Total liabilities		177,071

Net Assets for 3,756,676 shares outstanding		$39,332,277

Net Assets Consist of:
Paid in capital		$34,811,875
Net unrealized appreciation of investments		5,020,024
Accumulated net realized loss on investments		(499,622)

Total Net Assets		$39,332,277

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$39,332,277 3,756,676 shares outstanding		$10.47

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Operations

Year Ended April 30, 2000

Investment Income:
Dividends		$194,447
Interest		75,536

Total income		269,983
Expenses:
Investment adviser fee	$169,653
Administrative personnel and services fee	50,000
Custodian fees	38,539
Transfer and dividend disbursing agent fees and expenses	25,059
Trustees' fees	1,615
Auditing fees	14,500
Legal fees	5,245
Portfolio accounting fees	49,196
Share registration costs	12,938
Printing and postage	9,887
Insurance premiums	1,107
Miscellaneous	3,214

Total expenses	380,953
Waivers--
Waiver of administrative personnel and services fee	(16,312)

Net expenses		364,641

Net operating loss		(94,658)

Realized and Unrealized Gain on Investments:
Net realized gain on investments		164,278
Net change in unrealized appreciation of investments		5,648,843

Net realized and unrealized gain on investments		5,813,121

Change in net assets resulting from operations		$5,718,463

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Changes in Net Assets

	Year Ended April 30, 2000	Period Ended April 30, 1999 (1)
Increase (Decrease) in Net Assets:
Operations--
Net operating loss	$(94,658)	$(14,530)
Net realized gain on investments ($560,935 and $1,263,219, respectively, as computed for federal tax purposes)	164,278	1,269,437
Net change in unrealized appreciation/depreciation of investments	5,648,843	(628,819)

Change in net assets resulting from operations	5,718,463	626,088

Distributions to Shareholders--
Distributions from net investment income	--	(10,998)
Distributions from net realized gains	(1,861,428)	(3,666)

Change in net assets resulting from distributions to shareholders	(1,861,428)	(14,664)

Share Transactions--
Proceeds from sale of shares	7,186,786	31,157,123
Net asset value of shares issued to shareholders in payment of distributions declared	1,850,271	11,435
Cost of shares redeemed	(3,148,808)	(2,192,989)

Change in net assets resulting from share transactions	5,888,249	28,975,569

Change in net assets	9,745,284	29,586,993
Net Assets:
Beginning of period	29,586,993	--

End of period	$39,332,277	$29,586,993

(1) For the period from June 22, 1998 (date of initial public investment) to April 30, 1999.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Financial Highlights

(For a share outstanding throughout each period)

	Year Ended April 30, 2000	Period Ended April 30, 1999 (1)
Net asset value, beginning of period	$ 9.40	$10.00
Income from investment operations
Net operating loss	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	1.65	(0.59	)(2)

Total from investment operations	1.62	(0.60)

Less distributions
Distributions from net investment income	--	0.00	(3)
Distributions from net realized gain on investments	(0.55)	0.00	(3)

Total distributions	(0.55)	0.00	(3)

Net asset value, end of period	$10.47	$ 9.40

Total return (4)	17.86%	(5.94%)
Ratios to average net assets
Expenses	1.07%	1.27	%(6)
Net operating loss	(0.28%)	(0.09	%)(6)
Expense waiver/reimbursement (5)	0.05%	0.42	%(6)
Supplemental data
Net assets, end of period (000 omitted)	$39,332	$29,587
Portfolio turnover	38%	36%

(1) Reflects operations for the period from June 22, 1998 (date of initial public investment) to April 30, 1999.

(2) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

(3) Amount represents less than $0.01 per share.

(4) Based on net asset value.

(5) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(6) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Portfolio of Investments

April 30, 2000

Shares		Value
Common Stocks--68.2%
Australia--1.8%
	Banking--0.4%
3,379	Australia & New Zealand Banking Group, Melbourne	$23,364
2,628	Commonwealth Bank of Australia	40,026
4,267	Westpac Banking Corp. Ltd., Sydney	27,237

	Total	90,627
	Beverages & Tobacco--0.0%
900	British American Tobacco Australia Ltd.	5,784
	Broadcasting & Publishing--0.3%
3,100	John Fairfax Holdings Ltd.	8,962
2,602	News Corp. Ltd.	33,045
1,300	PMP Communications Ltd.	1,399
1,500	Publishing and Broadcasting Ltd.	11,651
4,100	Ten Network Holdings Ltd.	5,699

	Total	60,756
	Building Materials & Components--0.0%
3,500	CSR Ltd.	7,665
	Business & Public Services--0.1%
400	Brambles Industries Ltd.	11,260
	Chemicals--0.0%
731	Orica Ltd.	2,890
	Energy Minerals--0.0%
5,700	Orogen Minerals Ltd.	4,194
	Energy Sources--0.2%
3,343	Broken Hill Proprietary Co. Ltd.	36,001
2,500	Novus Petroleum Ltd.	2,044
5,000	Oil Search Ltd.	4,526
2,100	United Energy Ltd.	3,863

	Total	46,434
	Financial Services--0.1%
4,167	Colonial Ltd.	21,515
8,711	Macquarie Infrastructure Group	6,512

	Total	28,027
	Gold Mines--0.0%
1,900	Delta Gold Ltd.	$1,775
4,200	(1) Lihir Gold Ltd.	1,423

	Total	3,198
	Health & Personal Care--0.0%
1,970	F.H. Faulding & Co. Ltd.	7,881
	Insurance--0.1%
2,529	AMP Ltd.	22,154
4,300	AXA Asia Pacifice Holdings Ltd.	6,278

	Total	28,432
	Leisure & Tourism--0.0%
1,300	(1) TAB Ltd.	1,730
1,162	TABCORP Holdings	6,220

	Total	7,950
	Metals - Non Ferrous--0.2%
1,600	Comalco Ltd.	8,830
1,800	North Ltd.	3,096
481	Rio Tinto PLC (Australia)	7,145
4,876	Western Metals Ltd.	712
4,600	WMC Ltd.	19,100

	Total	38,883
	Miscellaneous Materials & Commodities--0.0%
1,450	Iluka Resources Ltd.	3,175
	Multi-Industry--0.0%
1,200	Pacific Dunlop Ltd.	1,009
	Real Estate--0.1%
1,986	Advance Property Fund	1,601
2,200	Australian Growth Properties Ltd.	681
4,345	Gen Property Trust	6,724
312	Lend Lease Corp., Ltd.	3,381
1,300	Stockland Trust Group	2,634
126	Westfield Trust	228
3,300	Westfield Trust	6,051
1,430	Westpac Property Trust	1,336

	Total	22,636
	Recreation, Other Consumer Goods--0.0%
900	Aristocrat Leisure Ltd.	$8,026
	Technology--0.0%
2,000	(1) Eisa Ltd.	1,355
	Telecommunications--0.3%
5,200	(1) Cable & Wireless Optus Ltd.	16,793
3,350	(1) Telstra Corp. Ltd., INS RECP	8,569
8,400	Telstra Corp. Ltd.	36,007
	Total	61,369

	Total Australia (identified cost $445,095)	441,551
Finland--1.7%
	Electrical & Electronics--1.7%
7,200	Nokia Oyj	413,022

	Total Finland (identified cost $392,661)	413,022
France--7.9%
	Automobiles--0.3%
340	Peugeot SA	70,350
	Banking--0.8%
1,305	Banque Nationale de Paris	105,469
195	Banque Nationale de Paris, Warrants	1,108
440	Societe Generale, Paris	91,121

	Total	197,698
	Beverages & Tobacco--0.0%

150	Pernod-Ricard	6,784
	Building Materials & Components--0.5%
440	Compagnie de St. Gobain	60,041
430	Lafarge SA	35,612

	Total	95,653
	Business & Public Services--1.0%
400	Cap Gemini SA	78,546
560	Suez Lyonnaise des Eaux	87,819
690	Vivendi	68,248

	Total	234,613
	Chemicals--0.3%
450	L'Air Liquide	58,582
	Electrical & Electronics--1.0%
150	Alcatel	34,773
770	STMicroelectronics NV	146,932
940	Schneider SA	$61,528

	Total	243,233
	Energy Sources--0.7%
1,152	Total Fina SA, Class B	174,792
	Health & Personal Care--0.8%
1,900	Aventis SA	104,501
100	L'Oreal	67,819
790	(1) Sanofi Synthelabo SA	29,482

	Total	201,802
	Industrial Components--0.2%
1,600	Michelin, Class B	53,091
	Insurance--0.2%
400	Axa	59,310
	Leisure & Tourism--0.3%
1,700	Accor SA	63,133
	Merchandising--0.3%
660	Carrefour SA	42,960
200	Pinault-Printemps-Redoute SA	40,346

	Total	83,306
	Metals - Non Ferrous--0.0%
220	Pechiney SA, Class A	9,640
	Metals - Steel--0.0%
650	Usinor Sacilor	8,539
	Recreation, Other Consumer Goods--0.1%
55	LVMH (Moet-Hennessy)	23,080
	Telecommunications--1.4%
2,230	France Telecommunications	345,045

	Total France (identified cost $1,670,433)	1,928,651
Germany--7.7%
	Automobiles--0.6%
2,620	DaimlerChrysler AG	152,795
	Banking--0.6%
1,300	Deutsche Bank AG	87,337
700	Dresdner Bank AG, Frankfurt	28,834
600	HypoVereinsbank AG, Munich	36,546

	Total	152,717
	Chemicals--0.4%
1,000	BASF AG	$43,719
1,300	Bayer AG	54,163

	Total	97,882
	Construction & Housing--0.2%
1,800	Hochtief AG	47,455
	Electrical & Electronics--0.7%
1,160	Siemens AG	171,893
	Health & Personal Care--0.2%
1,800	Merck KGAA	51,710
	Insurance--2.1%
740	Allianz AG Holding	284,768
760	Muenchener Rueckversicherungs-Gesellschaft AG	222,820

	Total	507,588
	Machinery & Engineering--0.4%
950	Linde AG	37,292
3,100	(1) ThyssenKrupp AG	65,101

	Total	102,393
	Merchandising--0.3%
2,200	Karstadtquelle AG	67,001
	Telecommunications--2.0%
7,511	Deutsche Telekom AG	487,469
	Utilities - Electrical & Gas--0.2%
340	RWE AG	11,025
850	Veba AG	42,655
	Total	53,680
	Total Germany (identified cost $1,726,389)	1,892,583
Hong Kong--2.7%
	Banking--0.3%
6,000	HSBC Holdings PLC	67,208

	Broadcasting & Publishing--0.2%
6,000	Television Broadcasting	41,018

	Business & Public Services--0.3%
40,000	(1) Pacific Century CyberWorks Ltd.	74,462

	Multi-Industry--0.8%
15,000	Citic Pacific Ltd.	68,942
9,000	Hutchison Whampoa Ltd.	130,565

	Total	199,507

	Real Estate--0.2%
5,000	Sun Hung Kai Properties	$39,157

	Technology--0.0%
35	(1) Sunevision Holdings Ltd.	46

	Telecommunications--0.6%
22,000	(1) China Telecom (Hong Kong) Ltd.	157,462

	Utilities - Electrical & Gas--0.3%
6,000	Cheung Kong	71,638

	Total Hong Kong (identified cost $375,165)	650,498

Japan--20.6%
	Appliances & Household Durables--0.8%
3,000	Matsushita Electric Industrial Co.	79,433
500	(1) Sony Corp.	57,862
500	Sony Corp.	57,446

	Total	194,741

	Automobiles--1.4%
1,000	Honda Motor Co. Ltd.	44,716
6,000	Toyota Motor Credit Corp.	298,292

	Total	343,008

	Banking--2.5%
12,000	Asahi Bank Ltd.	57,770
15,000	Bank of Tokyo-Mitsubishi Ltd.	193,584
11,000	Fuji Bank, Ltd., Tokyo	91,654
12,000	Industrial Bank of Japan Ltd., Tokyo	98,875
8,000	Sumitomo Bank Ltd., Osaka	100,060
13,000	Tokai Bank, Ltd., Nagoya	67,639

	Total	609,582

	Beverages & Tobacco--0.3%
4	Japan Tobacco, Inc.	29,440
3,000	Kirin Brewery Co., Ltd.	39,078

	Total	68,518

	Building Materials & Components--0.3%
5,000	Tostem Corp.	73,647

	Business & Public Services--1.8%
200	Benesse Corp.	17,460
6,000	Kokuyo Co., Ltd.	85,266
100	Konami Co., Ltd.	6,110
100	(1) Konami Co., Ltd.	5,842
2,000	Secom Co. Ltd.	$167,754
600	Softbank Corp.	147,757
100	Trans Cosmos, Inc.	19,905

	Total	450,094

	Chemicals--1.1%
25,000	Asahi Chemical Industry Co. Ltd.	143,962
25,000	Tosoh Corp.	132,158

	Total	276,120

	Construction & Housing--0.2%
25,000	Kajima Corp.	58,094

	Data Processing & Reproduction--0.2%
2,000	Fujitsu Ltd.	56,659

	Electrical & Electronics--0.2%
1,000	NEC Corp.	27,218
1,000	Omron Corp.	27,218

	Total	54,436

	Electronic Components, Instruments--0.7%
200	Advantest Corp.	45,753
200	Nidec Corp.	13,888
300	Rohm Co.	100,542

	Total	160,183

	Financial Services--1.0%
400	Acom Co. Ltd.	38,550
3,000	Daiwa Securities Co. Ltd.	45,827
4,000	Nomura Securities Co. Ltd.	100,727
300	Promise Co. Ltd.	24,302
300	Takefuji, Corp.	31,746

	Total	241,152

	Food & Household Products--0.8%
10,000	Ajinomoto Co., Inc.	114,336
3,000	Nissin Food Products	68,879

	Total	183,215

	Forest Products & Paper--0.2%
9,000	Oji Paper Co. Ltd.	56,492

	Health & Personal Care--0.8%
6,000	Sankyo Co. Ltd.	132,204
1,000	Takeda Chemical Industries	$65,824

	Total	198,028

	Industrial Components--1.0%
10,000	Minebea Co.	122,205
10,000	Sumitomo Electric Industries	133,222

	Total	255,427

	Leisure & Tourism--0.1%
200	Oriental Land Co. Ltd.	21,238

	Metals - Steel--0.6%
58,000	Kawasaki Steel Corp.	90,210
30,000	Nippon Steel Co.	67,491

	Total	157,701

	Real Estate--0.5%
10,000	Mitsubishi Estate Co. Ltd.	112,484
2,000	Mitsui Fudosan Co.	20,331

	Total	132,815

	Telecommunications--2.5%
15	NTT Mobile Communication Network, Inc.	501,319
9	Nippon Telegraph & Telephone Corp.	111,651

	Total	612,970

	Transportation - Airlines--0.3%
21,000	Japan Airlines Co.	65,324

	Transportation - Road & Rail--1.2%
20	East Japan Railway Co.	118,502
4,000	Kinki Nippon Railway Co. Ltd.	15,109
17,000	Nippon Express Co. Ltd.	107,337
12,000	Tokyu Corp.	47,105

	Total	288,053

	Transportation - Shipping--0.3%
17,000	Nippon Yusen Kabushiki Kaisha	67,676

	Utilities - Electrical & Gas--1.0%
4,000	Tohoku Electric Power Co. Inc.	47,179
6,000	Tokyo Electric Power Co.	141,647
26,000	Tokyo Gas Co.	$57,288

	Total	246,114

	Wholesale & International Trade--0.8%
21,000	Mitsubishi Corp.	182,752

	Total Japan (identified cost $4,298,611)	5,054,039

Netherlands--4.5%
	Appliances & Household Durables--0.6%
3,312	Koninklijke Philips Electronics NV	147,747

	Banking--0.3%
3,500	ABN-AMRO Holdings NV	72,069

	Beverages & Tobacco--0.2%
800	Heineken NV	44,364

	Broadcasting & Publishing--0.1%
1,700	Elsevier NV	16,537
700	Wolters Kluwer NV	16,520

	Total	33,057

	Business & Public Services--0.0%
120	Getronics NV	7,156

	Energy Sources--1.1%
4,500	Royal Dutch Petroleum Co.	259,366

	Financial Services--0.5%
2,400	ING Groep, NV	130,954

	Food & Household Products--0.2%
757	Unilever NV	34,382

	Insurance--0.4%
1,370	AEGON NV	98,454

	Merchandising--0.3%
3,200	Ahold NV	74,619

	Telecommunications--0.4%
1,000	KPN NV	100,774

	Transportation - Shipping--0.1%
1,200	(1) Vopak NV	29,946

	Wholesale & International Trade--0.3%
1,880	Buhrmann NV	48,453
1,800	Hagemeyer NV	35,428

	Total	83,881

	Total Netherlands (identified cost $1,079,068)	1,116,769

Singapore--1.1%
	Banking--0.3%
6,000	DBS Group Holdings Ltd.	$82,625

	Electronic Components, Instruments--0.5%
10,000	Natsteel Electronics Ltd.	57,427
5,000	Venture Manufacturing (Singapore) Ltd.	58,599

	Total	116,026

	Real Estate--0.3%
18,000	City Developments Ltd.	81,746

	Total Singapore (identified cost $256,258)	280,397

Switzerland--4.8%
	Banking--0.8%
460	Credit Suisse Group	83,088
430	UBS AG	105,346

	Total	188,434

	Business & Public Services--0.2%
70	Adecco SA	57,435

	Electrical & Electronics--0.4%
771	(1) ABB AG	86,509

	Food & Household Products--0.7%
100	Nestle SA	176,278

	Health & Personal Care--2.0%
185	Novartis AG	258,424
22	Roche Holding AG	229,753

	Total	488,177

	Insurance--0.5%
30	Schweizarische Rueckuericherungs -- Gesellschatt	48,204
200	Zurich Allied AG	85,008

	Total	133,212

	Machinery & Engineering--0.0%
5	Schindler Holding AG	7,129

	Merchandising--0.2%
30	Jelmoli Holding AG	38,793
10	Valora Holding AG	2,598

	Total	41,391

	Total Switzerland (identified cost $1,288,782)	1,178,565

United Kingdom--15.4%
	Banking--2.6%
2,800	Abbey National Bank PLC, London	31,955
5,400	Barclays PLC	$138,136
12,000	HSBC Holdings PLC	132,652
4,700	Halifax PLC	44,052
21,700	Lloyds TSB Group PLC	211,837
5,000	Royal Bank of Scotland PLC, Edinburgh	78,003

	Total	636,635

	Beverages & Tobacco--0.7%
19,500	Diageo PLC	157,268

	Broadcasting & Publishing--0.4%
2,800	British Sky Broadcasting Group PLC	68,662
740	Pearson PLC	25,036

	Total	93,698

	Building Materials & Components--0.3%
15,000	Wolseley PLC	82,207

	Business & Public Services--1.0%
980	Logica PLC	29,677
33,500	Rentokil Initial PLC	91,928
1,500	Reuters Group PLC	26,881
3,300	Sage Group PLC	36,762
1,100	Sema Group PLC	17,760
1,800	WPP Group PLC	29,006

	Total	232,014

	Electrical & Electronics--0.3%
6,400	Marconi PLC	79,616

	Electronic Components, Instruments--0.3%
2,250	(1) ARM Holdings PLC	22,770
6,500	Invensys PLC	31,373
5,300	Williams PLC	29,892

	Total	84,035

	Energy Sources--1.6%
46,700	BP Amoco PLC	403,175

	Financial Services--0.1%
1,400	3i Group PLC	28,031

	Food & Household Products--0.2%
7,000	Unilever PLC	42,069

	Health & Personal Care--2.2%
3,700	AstraZeneca Group PLC	155,136
5,100	Glaxo Wellcome PLC	$157,618
16,000	Smithkline Beecham Corp.	219,219

	Total	531,973

	Insurance--0.6%
3,800	(1) Allied Zurich PLC	37,806
4,000	CGU PLC	57,358
19,600	Legal & General Group PLC	51,267

	Total	146,431

	Merchandising--0.7%
11,000	Boots Co. PLC	84,476
11,500	Great Universal Stores PLC	69,650
6,900	Marks & Spencer PLC	25,541

	Total	179,667

	Metals - Non Ferrous--0.4%
6,500	Rio Tinto PLC	101,202

	Telecommunications--3.6%
9,800	British Telecommunication PLC	175,468
153,526	Vodafone AirTouch PLC	702,755

	Total	878,223

	Utilities - Electrical & Gas--0.4%
11,111	BG Group PLC	67,078
9,600	Centrica PLC	34,377

	Total	101,455

	Total United Kingdom (identified cost $4,048,449)	3,777,699

	Total Common Stocks (identified cost $15,580,911)	16,733,774

Preferred Stocks--0.7%
Australia--0.2%
	Broadcasting & Publishing--0.2%
5,331	News Corp. Ltd., Pfd.	57,344

	Leisure & Tourism--0.0%
5,308	Village Roadshow Ltd.	7,440

	Total Australia (identified cost $47,199)	64,784

Germany--0.5%
	Business & Public Services--0.5%
190	Systeme, Anwendungen, Produkte in der Datevnerarbeitung	112,015

	Total Germany (identified cost $67,788)	112,015

	Total Preferred Stocks (identified cost $114,987)	176,799

Shares or Principal Amount		Value
Mutual Funds--9.5%
18,000	WEBS Belgium Index Fund, Inc.	$220,500
36,300	WEBS Italy Index Fund, Inc.	848,513
20,000	WEBS Spain Index Fund, Inc.	532,500
22,000	WEBS Sweden Index Fund, Inc.	728,750

	Total Mutual Funds (identified cost $2,242,709)	2,330,263

Repurchase Agreement--8.8%
$2,161,000	Donaldson, Lufkin and Jenrette Securities Corp., 5.71%, dated 4/28/2000, due 5/1/2000(at cost)	2,161,000

Number of Contracts		Expiration Date	Strike Price	Value
(1) Put Options Purchased--0.2%
61	CAC 40 Index	June 2000	$58.00	$5,041
11	DAX Index	June 2000	72.50	8,745
3	EOE Dutch Stock Index	May 2000	6.40	2,945
3	FT-SE 100 Index	June 2000	61.00	8,618
2	FT-SE 100 Index	June 2000	60.00	2,678
4	Nikkei-225 Stock Average Index	June 2000	180.00	10,184

	Total Put Options Purchased (identified cost $74,194)			38,211

	Total Investments (identified cost $20,173,801) (2)			$21,440,047

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $20,178,136. The net unrealized appreciation of investments on a federal tax basis amounts to $1,261,911 which is comprised of $2,882,365 appreciation and $1,620,454 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($24,553,509) at April 30, 2000.

The following acronyms are used throughout this portfolio:

INS RECP--Institutional Receipt
WEBS--World Equity Benchmark Shares

The following is the industry classification breakdown for the common and preferred stocks:

Sum of % of Net Assets
Industry Type	Total
Appliance & Household Durables	1.4%
Automobile	2.3%
Banking	8.5%
Beverage & Tobacco	1.2%
Broadcasting & Publishing	1.2%
Building Materials & Components	1.1%
Business & Public Services	4.8%
Chemicals	1.8%
Construction & Housing	0.4%
Data Processing & Reproduction	0.2%
Electrical & Electronics	4.3%
Electionic Components, Instruments	1.5%
Energy Minerals	0.0%*
Energy Sources	3.6%
Financial Services	1.7%
Food & Household Products	1.8%
Forest Products & Paper	0.2%
Gold Mines	0.0%*
Health & Personal Care	6.0%
Industrial Components	1.3%
Insurance	4.0%
Leisure & Tourism	0.4%
Machinery & Engineering	0.4%
Merchandising	1.8%
Metals--Non Ferrous	0.6%
Metals--Steel	0.7%
Miscellaneous Materials & Commodities	0.0%*
Multi-Industry	0.8%
Real Estate	1.1%
Recreation, Other Consumer Goods	0.1%
Technology	0.0%*
Telecommunications	10.8%
Transportation--Airlines	0.3%
Transportation--Road & Rail	1.2%
Transportation--Shipping	0.4%
Unassigned	16.4%
Utilities--Electrical & Gas	1.9%
Wholesale & International Trade	1.1%

* Amount is less than 0.1%

Note: The industry classifications are shown as a percentage of net assets ($24,553,509) at April 30, 2000.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Assets and Liabilities

April 30, 2000

Assets:
Total investments in securities, at value (identified cost at $20,173,801 and tax cost $20,178,136)		$21,440,047
Cash		384,974
Cash denominated in foreign currency (at identified cost $3,457,166)		3,348,442
Income receivable		56,123
Receivable for investments sold		38,838
Receivable for shares sold		185,112
Receivable for daily variation margin		58,116

Total assets		25,511,652
Liabilities:
Payable for investments purchased	$629,550
Payable to Investment Sub-Adviser	218,000
Accrued expenses	104,972
Options written, at value (premium received $7,517)	5,621

Total liabilities		958,143

Net Assets for 1,922,747 shares outstanding		$24,553,509

Net Assets Consist of:
Paid in capital		$23,409,544
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency transactions, futures contracts, and options		932,981
Accumulated net realized gain on investments, foreign currency transactions, futures contracts, and options		359,994
Distributions in excess of net investment income		(149,010)

Total Net Assets		$24,553,509

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$24,553,509 1,922,747 shares outstanding		$12.77

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Operations

Year Ended April 30, 2000

Investment Income:
Dividends (net of foreign taxes withheld of $31,162)			$405,028
Interest (net of interest expense of $64,436)			49,613

Total income			454,641
Expenses:
Investment adviser fee		$198,536
Administrative personnel and services fee		50,000
Custodian fees		29,750
Transfer and dividend disbursing agent fees and expenses		38,139
Trustees' fees		458
Auditing fees		14,000
Legal fees		4,782
Portfolio accounting fees		54,094
Share registration costs		9,284
Printing and postage		21,657
Insurance premiums		466
Miscellaneous		4,507

Total expenses		425,673
Waiver:
Waiver of investment adviser fee	$(83,476)
Waiver of administrative personnel and services fee	(37,201)

Total waivers		(120,677)

Net expenses			304,996

Net investment income			149,645

Realized and Unrealized Gain (Loss) on Investments Foreign Currency, Futures, and Options:
Net realized gain on investments, foreign currency transactions, futures contracts, and options			798,061
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency transactions, futures contracts, and options			250,316

Net realized and unrealized gain on investments and foreign currency transactions, futures contracts, and options			1,048,377

Change in net assets resulting from operations			$1,198,022

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Changes in Net Assets

	Year Ended April 30, 2000	Period Ended April 30, 1999 (1)
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$149,645	$4,328
Net realized gain (loss) on investments and foreign currency transactions and futures contracts ($581,090 and $1,467,126, respectively, as computed for federal tax purposes)	798,061	1,027,037
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency and futures contracts	250,316	682,665

Change in net assets resulting from operations	1,198,022	1,714,030

Distributions to Shareholders--
Distributions from net investment income	(9,985)	(18,812)
Distributions from net realized gains on investments and foreign currency transactions	(1,612,030)	(150,875)

Change in net assets resulting from distributions to shareholders	(1,622,015)	(169,687)

Share Transactions--
Proceeds from sale of shares	8,197,507	14,062,192
Net asset value of shares issued to shareholders in payment of distributions declared	1,620,897	169,322
Cost of shares redeemed	(486,842)	(129,917)

Change in net assets resulting from share transactions	9,331,562	14,101,597

Change in net assets	8,907,569	15,645,940
Net Assets:
Beginning of period	15,645,940	--

End of period (including distributions in excess of net investment income of ($149,010) and ($375,528), respectively)	$24,553,509	$15,645,940

(1) Reflects operations for the period from September 25, 1998 (date of initial public investment) to April 30, 1999.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Financial Highlights

(For a share outstanding throughout each period)

	Year Ended April 30, 2000	Period Ended April 30, 1999 (1)
Net asset value, beginning of period	$12.75	$10.00
Income from investment operations
Net investment income	0.10 (2)	0.01
Net realized and unrealized gain on investments, foreign currency transactions futures contracts, and options	1.06	2.92

Total from investment operations	1.16	2.93

Less distributions
Distributions from net investment income	(0.01)	(0.02)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(1.13)	(0.16)

Total distributions	(1.14)	(0.18)

Net asset value, end of period	$12.77	$12.75

Total return (3)	8.63%	29.42%
Ratios to average net assets
Expenses	1.54%	1.55	%(5)
Net investment income	0.75%	0.07	%(5)
Expense waiver/reimbursement (4)	0.61%	1.54	%(5)
Supplemental data
Net assets, end of period (000 omitted)	$24,544	$15,646
Portfolio turnover	34%	1%

(1) Reflects operations for the period from September 25, 1998 (date of initial public investment) to April 30, 1999.

(2) Based on average shares outstanding during the year.

(3) Based on net asset value.

(4) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(5) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Portfolio of Investments

April 30, 2000

Principal Amount		Value
Government Agencies--29.9%
	Federal Farm Credit Bank--14.9%
$4,000,000	5.970%, 3/11/2005	$3,780,600
3,000,000	6.750%, 1/13/2003	2,967,060

	Total	6,747,660

	Federal Home Loan Bank--15.0%
3,000,000	6.350%, 6/28/2004	2,881,170
4,000,000	7.200%, 6/14/2011	3,925,000

	Total	6,806,170

	Total Government Agencies (identified cost $13,948,492)	13,553,830

U.S. Treasury Obligations--56.1%
	U.S. Treasury Bonds--27.6%
7,000,000	6.500%, 11/15/2026	7,256,410
1,500,000	7.125%, 2/15/2023	1,655,670
3,000,000	8.125%, 8/15/2019	3,602,880

	Total	12,514,960

	U.S. Treasury Notes--28.5%
1,000,000	5.875%, 10/31/2001	988,980
4,000,000	6.000%, 8/15/2009	3,908,160
8,000,000	6.375%, 3/31/2001	7,994,000

	Total	12,891,140

	Total U.S. Treasury Obligations (identified cost $24,846,096)	25,406,100

(1) Repurchase Agreement--13.1%
5,929,000	Donaldson, Lufkin and Jenrette Securities Corp., 5.710%, dated 4/28/2000, due 5/1/2000 (at cost)	5,929,000

	Total Investments (identified cost $44,723,588) (2)	$44,888,930

(1) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2) The cost of investments for federal tax purposes amounts to $44,723,588. The net unrealized appreciation of investments on a federal tax basis amounts to $165,342 which is comprised of $572,706 appreciation and $407,364 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($45,268,190) at April 30, 2000.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Assets and Liabilities

April 30, 2000

Assets:
Investments in repurchase agreements	$5,929,000
Investments in securities	38,959,930

Total investments in securities, at value (identified and tax cost $44,723,588)		$44,888,930
Income receivable		677,251
Receivable for shares sold		6,562

Total assets		45,572,743
Liabilities:
Payable for shares redeemed	10,510
Income distribution payable	194,282
Payable to bank	68,757
Payable to adviser	11,325
Other accrued expenses	19,679

Total liabilities		304,553

Net Assets for 4,513,136 shares outstanding		$45,268,190

Net Assets Consist of:
Paid in capital		$44,609,551
Net unrealized appreciation of investments		165,342
Accumulated net realized gain on investments		493,297

Total Net Assets		$45,268,190

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class Y Shares:
Net Asset Value Per Share ($45,254,949 ÷ 4,511,816 shares outstanding)		$10.03

Offering Price Per Share		$10.03

Redemption Proceeds Per Share		$10.03

Class B Shares:
Net Asset Value Per Share ($13,241 ÷ 1,320 shares outstanding)		$10.03

Offering Price Per Share		$10.03

Redemption Proceeds Per Share (95.00/100 of $10.03) (1)		$9.53

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Operations

Year Ended April 30, 2000

Investment Income:
Interest		$3,152,260

Expenses:
Investment adviser fee	$359,790
Administrative personnel and services fee	51,051
Custodian fees	17,017
Transfer and dividend disbursing agent fees and expenses	21,389
Trustees' fees	3,407
Auditing fees	14,500
Legal fees	5,612
Portfolio accounting fees	44,036
Distribution services fee--Class B Shares	15
Shareholder services fee--Class B Shares	5
Share registration costs	24,387
Printing and postage	14,026
Insurance premiums	1,001
Miscellaneous	3,190

Total expenses	559,426
Waiver:
Waiver of investment adviser fee	(205,594)

Net expenses		353,832

Net investment income		2,798,428

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		638,398
Net change in unrealized appreciation (depreciation) of investments		(2,636,071)

Net realized and unrealized loss on investments		(1,997,673)

Change in net assets resulting from operations		$800,755

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2000	1999
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$2,798,428	$3,532,064
Net realized gain on investments ($638,394 and $495,126, respectively, as computed for federal tax purposes)	638,398	495,126
Net change in unrealized appreciation (depreciation)	(2,636,071)	(127,163)

Change in net assets resulting from operations	800,755	3,900,027

Distributions to Shareholders--
Distributions from net investment income
Class Y Shares	(2,803,490)	(3,532,064)
Class B Shares	(92)	--
Distributions from net realized gains
Class Y Shares	(152,812)	--

Change in net assets resulting from distributions to shareholders	(2,956,394)	(3,532,064)

Share Transactions--
Proceeds from sale of shares	6,702,875	6,657,213
Net asset value of shares issued to shareholders in payment of distributions declared	284,607	314,112
Cost of shares redeemed	(19,022,196)	(18,747,528)

Change in net assets resulting from share transactions	(12,034,714)	(11,776,203)

Change in net assets	(14,190,353)	(11,408,240)
Net Assets:
Beginning of period	59,458,543	70,866,783

End of period (including undistributed net investment income of $0 and $5,154, respectively)	$45,268,190	$59,458,543

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Financial Highlights--Class Y Shares

(For a share outstanding throughout each period)

	Year Ended April 30,
	2000	1999	1998	1997	1996
Net asset value, beginning of period	$10.41	$10.41	$9.98	$9.98	$9.79
Income from investment operations
Net investment income	0.55	0.56	0.58	0.59	0.59
Net realized and unrealized gain (loss) on investments	(0.35)	0.00 (1)	0.43	0.01	0.19

Total from investment operations	0.20	0.56	1.01	0.60	0.78

Less distributions
Distributions from net investment income	(0.55)	(0.56)	(0.58)	(0.59)	(0.59)
Distributions from net realized gain on investments	(0.03)	--	--	(0.01)	--

Total distributions	(0.58)	(0.56)	(0.58)	(0.60)	(0.59)

Net asset value, end of period	$10.03	$10.41	$10.41	$9.98	$9.98

Total return (2)	2.08%	5.41%	10.37%	6.15%	7.97%
Ratios to average net assets
Expenses	0.69%	0.60%	0.61%	0.57%	0.40%
Net Investment Income	5.44%	5.28%	5.67%	5.82%	5.85%
Expense waiver/reimbursement (3)	0.40%	0.41%	0.45%	0.45%	0.66%
Supplemental data
Net assets, end of period (000 omitted)	$45,255	$59,459	$70,867	$71,883	$72,291
Portfolio turnover	28%	31%	28%	73%	104%

(1) Amount represents less than $0.01 per share.

(2) Based on net asset value.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Portfolio of Investments

April 30, 2000

Principal Amount		Value
Corporate Bonds--41.0%
	Automotive--5.2%
$1,000,000	DaimlerChrysler AG, Unsecured Note, 7.400%, 1/20/2005	$990,240
2,000,000	Ford Motor Credit Co., Note, 6.750%, 8/15/2008	1,872,760
2,000,000	General Motors Acceptance Corp., Note, 6.100%, 6/1/2001	1,978,020

	Total	4,841,020

	Banking--6.5%
3,000,000	Bank One Corp., Sub. Note, 8.100%, 3/1/2002	3,021,180
1,000,000	Bank One Corp., Sub. Note, 8.740%, 9/15/2003	1,030,680
2,000,000	NationsBank Corp., Sr. Note, 7.000%, 9/15/2001	1,989,200

	Total	6,041,060

	Commercial--4.1%
1,000,000	Associates Corp. of North America, Sr. Note, 6.260%, 2/15/2006	926,870
1,000,000	General Electric Capital Corp., Deb., 5.500%, 11/1/2001	977,670
2,000,000	General Electric Capital Corp., Note, 6.500%, 11/1/2006	1,908,720

	Total	3,813,260

	Entertainment--1.1%
1,000,000	Disney (Walt) Co., Sr. Note, Series B, 6.750%, 3/30/2006	968,270

	Financial Services--6.3%
1,000,000	Merrill Lynch & Co., Inc., Note, 7.000%, 3/15/2006	962,280
3,000,000	Morgan Stanley, Dean Witter & Co., Sr. Note, Series C, 7.375%, 4/15/2003	2,978,940
2,000,000	Salomon Smith Barney Holdings, Inc., Note, 7.000%, 3/15/2004	1,956,260

	Total	5,897,480

	Food & Beverage--1.0%
1,000,000	Sara Lee Corp., MTN, 6.300%, 11/7/2005	950,470

	Industrial Services--1.1%
1,000,000	General Mills, Inc., MTN, 8.900%, 6/15/2006	1,060,390

	Office Equipment--3.1%
3,000,000	Xerox CapEurope PLC, Company Guarantee, 5.750%, 5/15/2002	2,881,530

	Pharmaceuticals--1.1%
1,000,000	Lilly (Eli) & Co., Unsecured Note, 8.375%, 12/1/2006	1,046,240

	Retail--7.3%
1,000,000	Gap (The), Inc., Note, 6.900%, 9/15/2007	954,260
1,000,000	May Department Stores Co., Deb., 9.875%, 6/15/2000	1,004,290
Corporate Bonds--continued
	Retail--continued
$1,000,000	Penney (J.C.) Co., Inc., MTN, Series A, 6.375%, 9/15/2000	$989,660
4,000,000	Wal-Mart Stores, Inc., Unsecured Note, 6.550%, 8/10/2004	3,891,800

	Total	6,840,010

	Telecommunications--4.2%
2,000,000	AT&T Corp., Note, 6.500%, 9/15/2002	1,966,980
1,000,000	AT&T Corp., Note, 7.500%, 6/1/2006	994,700
1,000,000	U.S. West Communications, Inc., Note, 6.625%, 9/15/2005	948,100

	Total	3,909,780

	Total Corporate Bonds (identified cost $39,678,931)	38,249,510

Government Agencies--18.4%
	Federal Farm Credit Bank--4.1%
1,000,000	5.150%, MTN, 1/7/2003	950,710
2,000,000	5.970%, MTN, 3/11/2005	1,890,300
1,000,000	6.300%, MTN, 8/8/2007	942,620

	Total	3,783,630

	Federal Home Loan Bank--14.3%
2,000,000	5.530%, Bond, 1/15/2003	1,919,020
1,000,000	5.575%, Bond, 9/2/2003	952,420
4,000,000	6.028%, Bond, 5/7/2003	3,850,440
3,000,000	6.500%, Bond, 7/30/2004	2,896,560
4,000,000	5.125%, Bond, 9/15/2003	3,753,240

	Total	13,371,680

	Total Government Agencies (identified cost $18,014,785)	17,155,310

U.S. Treasury Obligations--36.0%
	U.S. Treasury Bonds--3.4%
1,000,000	6.00%, 2/15/2026	971,760
2,000,000	10.75%, 5/15/2003	2,219,680

	Total	3,191,440

	U.S. Treasury Notes--32.6%
3,500,000	5.625%, 5/15/2008	3,326,820
4,000,000	5.875%, 10/31/2001	3,955,920
5,000,000	6.000%, 8/15/2009	4,885,200
6,500,000	6.125%, 7/31/2000	6,503,380
U.S. Treasury Obligations--continued
	U.S. Treasury Notes--continued
$4,750,000	6.250%, 2/15/2007	$4,683,928
7,000,000	6.375%, 8/15/2002	6,960,520

	Total	30,315,768

	Total U.S. Treasury Obligations (identified cost $34,561,326)	33,507,208

(1) Repurchase Agreement--3.2%
2,965,000	Donaldson, Lufkin and Jenrette Securities Corp., 5.710%, dated 4/28/2000, due 5/1/2000(at cost)	2,965,000

	Total Investments (identified cost $95,220,042) (2)	$91,877,028

(1) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2) The cost of investments for federal tax purposes amounts to $95,220,042. The net unrealized depreciation of investments on a federal tax basis amounts to $3,343,014 which is comprised of $114,586 appreciation and $3,457,600 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($93,202,322) at April 30, 2000.

The following acronym is used throughout this portfolio:

MTN--Medium Term Note

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Statement of Assets and Liabilities

April 30, 2000

Assets:
Total investments in securities, at value (identified and tax cost $95,220,042)		$91,877,028
Income receivable		1,523,740
Receivable for shares sold		75,350
Unamortized organizational costs		1,479
Other assets		787

Total assets		93,478,384
Liabilities:
Payable for shares redeemed	$24,846
Income distribution payable	78,450
Payable to bank	127,094
Payable to adviser	22,996
Payable to administrator	15,384
Other accrued expenses	7,292

Total liabilities		276,062

Net Assets for 9,771,028 shares outstanding		$93,202,322

Net Assets Consist of:
Paid in capital		97,340,885
Net unrealized depreciation of investments		(3,343,014)
Accumulated net realized loss on investments		(791,941)
Undistributed net investment income		(3,608)

Total Net Assets		$93,202,322

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$93,202,322 9,771,028 shares outstanding		$9.54

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Statement of Operations

Year Ended April 30, 2000

Investment Income:
Interest		$5,803,821

Expenses:
Investment adviser fee	$669,504
Administrative personnel and services fee	88,640
Custodian fees	21,087
Transfer and dividend disbursing agent fees and expenses	24,530
Trustees' fees	3,440
Auditing fees	15,000
Legal fees	4,077
Portfolio accounting fees	44,350
Share registration costs	15,503
Printing and postage	15,028
Insurance premiums	1,205
Miscellaneous	8,276

Total expenses	910,640
Waiver:
Waiver of investment adviser fee	(401,702)

Net expenses		508,938

Net investment income		5,294,883

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(791,940)
Net change in unrealized appreciation (depreciation) of investments		(3,157,085)

Net realized and unrealized (gain) loss on investments		(3,949,025)

Change in net assets resulting from operations		$1,345,858

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2000	1999
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$5,294,883	$4,749,152
Net realized gain (loss) on investments ($(507,863) and $245,461, respectively, as computed for federal tax purposes)	(791,940)	273,117
Net change in unrealized depreciation of investments	(3,157,085)	(661,854)

Change in net assets resulting from operations	1,345,858	4,360,415

Distributions to Shareholders--
Distributions from net investment income	(5,313,011)	(4,660,274)
Distributions from net realized gains	(52,281)	(92,620)

Change in net assets resulting from distributions to shareholders	(5,365,292)	(4,752,894)

Share Transactions--
Proceeds from sale of shares	14,511,464	18,804,165
Net asset value of shares issued to shareholders in payment of distributions declared	4,544,680	4,159,874
Cost of shares redeemed	(8,753,986)	(15,994,186)

Change in net assets resulting from share transactions	10,302,158	6,969,853

Change in net assets	6,282,724	6,577,374
Net Assets:
Beginning of period	86,919,598	80,342,224

End of period (including distributions in excess of net investment income of ($3,608) and undistributed net investment income of $14,520, respectively)	$93,202,322	$86,919,598

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Financial Highlights

(For a share outstanding throughout each period)

	Year Ended April 30,
	2000	1999	1998	1997		1996(1)
Net asset value, beginning of period	$9.99	$10.03	$ 9.80	$ 9.82		$10.00
Income from investment operations
Net investment income	0.57	0.58	0.59	0.57		0.30
Net realized and unrealized gain (loss) on investments	(0.44)	(0.03)	0.23	(0.02)			(0.18)

Total from investment operations	0.13	0.55	0.82	0.55		0.12

Less distributions
Distributions from net investment income	(0.57)	(0.58)	(0.59)	(0.57)			(0.30)
Distributions from net realized gain on investments	(0.01)	(0.01)	--	(0.00	)(2)	--

Total distributions	(0.58)	(0.59)	(0.59)	(0.57)			(0.30)

Net asset value, end of period	$ 9.54	$9.99	$10.03	$ 9.80		$9.82

Total return (3)	1.40%	5.60%	8.56%	5.79%			1.15%
Ratios to average net assets
Expenses	0.57%	0.57%	0.56%	0.55%		0.54	%(5)
Net Investment Income	5.93%	5.85%	5.92%	5.83%		5.73	%(5)
Expense waiver/ reimbursement (4)	0.45%	0.46%	0.50%	0.50%		0.61	%(5)
Supplemental data
Net assets, end of period (000 omitted)	$93,202	$86,920	$80,342	$70,884		$62,256
Portfolio turnover	27%	20%	21%	23%			4%

(1) Reflects operations for the period from October 23, 1995 (date of initial public investment) to April 30, 1996.

(2) Distributions from net realized gain on investments was less than one cent per share.

(3) Based on net asset value.

(4) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(5) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Mutual Funds
Combined Notes to Financial Statements

April 30, 2000

(1) Organization

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of eight portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

Portfolio Name	Investment Objective
Independence One Equity Plus Fund ("Equity Plus Fund") (d)	To provide total return.
Independence One Small Cap Fund ("Small Cap Fund") (d)	To provide total return.
Independence One International Equity Fund ("International Equity Fund") (d)	To provide total return.
Independence One U.S. Government Securities Fund ("U.S. Government Securities Fund") (d)	To seek high current income.
Independence One Fixed Income Fund ("Fixed Income Fund") (d)	To seek total return.

(d) Diversified portfolio

Equity Plus Fund offers two classes: Trust Shares and Class B Shares and U.S. Government Securities Fund offers two classes: Class Y Shares and Class B Shares. Effective May 1, 2000, Equity Plus Fund will commence offering Class A Shares and Fixed Income Fund will commence offering Class A Shares and Class B Shares. Effective June 30, 2000, Small Cap Fund, International Equity Fund and U.S. Government Securities Fund will designate their existing Class Y Shares as Class A Shares.

The financial statements of the other portfolios not listed above are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation --U.S. government securities, listed corporate bonds, other fixed income and asset backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange, and in the absence of recorded sales for listed equity securities, at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading on foreign exchanges may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investment gain and losses are determined on the identified cost basis.

Repurchase Agreements --It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions --Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Equity Plus Fund and U.S. Government Securities Fund offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of their respective Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book/tax treatments of net operating loss. The following reclassification has been made to the financial statements.

	Increase (Decrease)
	Paid in Capital	Accumulated Net Realized Gain on Investments	Undistributed Net Investment Income
Small Cap Fund	(51,943)	(42,715)	94,658
International Equity Fund	(23,615)	(63,243)	86,858

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

Federal Taxes --It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At April 30, 2000, Fixed Income Fund, for federal tax purposes, had a capital loss carryforward of $507,863, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. This capital loss carryforward will expire April 30, 2008.

Net-currency losses for International Equity Fund of $145,639 were attributed to currency transactions incurred after October 31, 1999. These losses are treated as arising on May 1, 2000, the first day of the Fund's next taxable year.

Additionally, net capital losses for Small Cap Fund and Fixed Income Fund of $383,972 and $284,077, respectively were attributable to security transactions incurred after October 31, 1999. These losses are treated as arising on May 1, 2000, the first day of the Funds' next taxable year.

When-Issued and Delayed Delivery Transactions --The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts --The International Equity Fund may purchase and sell financial futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities as an initial margin deposit. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the counterparty a specified amount of cash "variation margin" equal to the daily change in the value of the futures contract. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended April 30, 2000, the Fund had a realized gain/loss of $975,585 on futures contracts.

At April 30, 2000, the Fund had outstanding future contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Notional Value	Unrealized Appreciation (Depreciation)
May 2000	11 OMX Index Futures	Short	180,000	$(6,093)
May 2000	2 Hang Seng Index Futures	Short	199,100	2,699
May 2000	3 EOE Index Futures	Long	360,601	7,889
May 2000	1 IBEX 35 Plus Index Futures	Long	105,073	2,157
May 2000	19 CAC Index Futures	Long	1,112,338	8,794
June 2000	12 FTSE 100 Index Futures	Long	1,193,026	(30,935)
June 2000	24 Nikkei Stock Average Futures	Long	2,013,628	(87,304)
June 2000	10 FOX Index Futures	Long	288,262	(9,736)
June 2000	1 German DAX Index Futures	Long	169,722	(10,532)
June 2000	5 SMI Index Futures	Long	215,129	377
June 2000	1 MIB Index Futures	Long	207,862	(8,426)
Sept 2000	3 SFE Index Futures	Long	138,680	(4,279)

Net Unrealized Depreciation on Futures Contracts				$(135,389)

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Written Options Contracts --The International Equity Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended April 30, 2000, the Fund had a realized gain of $232,533 on written options.

The following is a summary of the Fund's written option activity:

Contract	Number of Contracts	Premium
Outstanding at 4/30/99	--	--
Options written	9,369,884	266,366
Options expired	(9,369,783)	(199,711)
Options closed	(99)	(59,138)
Outstanding at 4/30/00	2	7,517

At April 30, 2000, the Fund had the following outstanding written options contract:

Contact	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation
FTSE 100 Index	Put	June 2000	63.00	2	$5,621	$1,896

Forward Foreign Currency Exchange Contracts --The International Equity Fund may enter into forward foreign currency exchange contracts to facilitate settlement transactions in foreign securities and to manage the Fund's foreign currency exposure. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Foreign Currency Translation --The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates --The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other --Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Equity Plus Fund
	Year Ended April 30, 2000		Year Ended April 30, 1999
	Shares	Dollars	Shares	Dollars
Trust Shares
Shares sold	2,368,260	$55,972,903	4,537,809	$86,195,491
Shares issued to shareholders in payment of distributions declared	281,156	6,864,274	430,398	8,272,236
Shares redeemed	(3,080,476)	(73,376,563)	(3,050,713)	(57,984,567)

Net change resulting from Trust Share transactions	(431,060)	(10,539,386)	1,917,494	36,483,160

	Equity Plus Fund
	Period Ended April 30, 2000 (1)		Year Ended April 30, 1999
	Shares	Dollars	Shares	Dollars
Class B Shares
Shares sold	109,668	$2,699,592	--	$--
Shares issued to shareholders in payment of distributions declared	57	1,399	--	--
Shares redeemed	(132)	(3,256)	--	--

Net change resulting from Class B Share transactions	109,593	2,697,735	--	--

Net change resulting from share transactions	(321,467)	(7,841,651)	1,917,494	36,483,160

	Small Cap Fund
	Year Ended April 30, 2000		Period Ended April 30, 1999 (2)
	Shares	Dollars	Shares	Dollars
Shares sold	728,719	$7,186,786	3,383,646	$31,157,123
Shares issued to shareholders in payment of distributions declared	193,949	1,850,271	1,257	11,435
Shares redeemed	(313,697)	(3,148,808)	(237,198)	(2,192,989)

Net change resulting from share transactions	608,971	5,888,249	3,147,705	28,975,569

(1) Reflects operations for the period from October 20, 1999 (date of initial public investment) to April 30, 2000.

(2) Reflects operations for the period from June 22, 1998 (date of initial public investment) to April 30, 1999.

	International Equity Fund
	Year Ended April 30, 2000		Period Ended April 30, 1999 (3)
	Shares	Dollars	Shares	Dollars
Shares sold	611,592	$8,197,507	1,223,342	$14,062,192
Shares issued to shareholders in payment of distributions declared	120,602	1,620,897	14,169	169,322
Shares redeemed	(36,673)	(486,842)	(10,754)	(129,917)

Net change resulting from share transactions	695,521	9,331,562	1,226,757	14,101,597

	U.S. Government Securities Fund
	Year Ended April 30, 2000		Year Ended April 30, 1999
	Shares	Dollars	Shares	Dollars
Y Shares
Shares sold	667,940	$6,689,655	627,607	$6,657,213
Shares issued to shareholders in payment of distributions declared	28,451	284,526	29,512	314,112
Shares redeemed	(1,894,554)	(19,022,096)	(1,754,179)	(18,747,528)

Net change resulting from Y Share transactions	(1,198,163)	(12,047,915)	(1,097,060)	(11,776,203)

	U.S. Government Securities Fund
	Period Ended April 30, 2000 (2)		Year Ended April 30, 1999
	Shares	Dollars	Shares	Dollars
Class B Shares
Shares sold	1,322	$13,220	--	$--
Shares issued to shareholders in payment of distributions declared	8	81	--	--
Shares redeemed	(10)	(100)	--	--

Net change resulting from Class B Share transactions	1,320	13,201	--	--

Net change resulting from share transactions	(1,196,843)	12,034,714)	(1,097,060)	(11,776,203)

	Fixed Income Fund
	Year Ended April 30, 2000		Year Ended April 30, 1999
	Shares	Dollars	Shares	Dollars
Shares sold	1,501,099	$14,511,464	1,859,584	$18,804,165
Shares issued to shareholders in payment of distributions declared	470,086	4,544,680	410,699	4,159,874
Shares redeemed	(904,634)	(8,753,986)	(1,574,201)	(15,994,186)

Net change resulting from share transactions	1,066,551	10,302,158	696,082	6,969,853

(1) Reflects operations for the period from September 25, 1998 (date of initial public investment) to April 30, 1999.

(2) Reflects operations for the period from March 8, 2000 (date of initial public investment) to April 30, 2000.

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee --Michigan National Bank, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to a percentage of each Fund's average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Equity Plus Fund	0.40%
Small Cap Fund	0.50%
International Equity Fund	1.00%
U.S. Government Securities Fund	0.70%
Fixed Income Fund	0.75%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and Sosnoff Sheridan Weiser Corporation (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to .035% and 0.05% of the Equity Plus Fund's and Small Cap Fund's average daily net assets, respectively. Under the terms of a similar sub-adviser agreement between the Adviser and National Australia Asset Management Ltd. (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to 0.30% of the International Equity Fund's average daily net assets.

The Sub-Advisers may elect to waive some or all of their fees.

Administrative Fee --Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

Transfer and Dividend Disbursing Agent Fees and Expenses --Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees --FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees --Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses --Organizational expenses for Fixed Income Fund were borne initially by Federated Administrative Services ("FAS"). Fixed Income Fund has reimbursed FAS for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date.

Portfolio Name	Organizational Expenses	Organizational Expenses Amortized for the Year Ended April 30, 2000
Fixed Income Fund	$21,477	$5,871

General --Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended April 30, 2000, were as follows:

Fund	Purchases	Sales
Equity Plus Fund	$31,741,306	$49,058,023
Small Cap Fund	17,458,948	12,234,280
International Equity Fund	9,781,026	5,470,694
U.S. Government Securities Fund	12,809,638	22,342,973
Fixed Income Fund	32,874,010	22,696,676

(6) Concentration of Credit Risk

The International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Independent Auditors' Report

The Board of Trustees and Shareholders
Independence One Mutual Funds:

We have audited the accompanying statements of assets and liabilities of Independence One Equity Plus Fund, Independence One Small Cap Fund, Independence One International Equity Fund, Independence One U.S. Government Securities Fund and Independence One Fixed Income Fund, each portfolios of the Independence One Mutual Funds, including the portfolios of investments, as of April 30, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects the financial position of Independence One Equity Plus Fund, Independence One Small Cap Fund, Independence One International Equity Fund, Independence One U.S. Government Securities Fund, and Independence One Fixed Income Fund, as of April 30, 2000, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

[Graphic Representation Omitted--See Appendix]

Boston, Massachusetts
June 26, 2000

Trustees

Robert E. Baker

Harold Berry

Nathan Forbes

Harry J. Nederlander

Thomas S. Wilson

Officers

Edward C. Gonzales
President and Treasurer

Jeffrey W. Sterling
Vice President and Assistant Treasurer

C. Grant Anderson
Secretary

Timothy S. Johnson

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U. S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Independence One®
Mutual Funds

(Distributed by Federated Securities Corp.)

Annual Report
April 30, 2000

Independence One
Equity Plus Fund
Trust Shares

Independence One
Small Cap Fund

Independence One
International Equity Fund

Independence One
U.S. Government Securities Fund
Class Y Shares

Independence One
Fixed Income Fund
Trust Shares

800-334-2292
www.MichiganNational.com

Investment Company Act File No: 811-5752

Cusip 453777872
Cusip 453777807
Cusip 453777831
Cusip 453777864
Cusip 453777849
G00979-08 (6/00)

[Graphic Representation Ommitted - See Appendix]

[Graphic Representation Ommitted - See Appendix]

Annual Report

Independence One®
Mutual Funds

Independence One® Mutual Funds offer eight portfolios, including three equity funds, two bond funds and three money market funds. This Annual Report relates to Class B Shares of the Equity Plus Fund and U.S. Government Securities Fund.

Independence One
Equity Plus Fund
Class B Shares

Independence One
U.S. Government Securities Fund
Class B Shares

April 30, 2000

[Graphic Representation Omitted -- See Appendix]

For more information about any of the Independence One® Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.

President's Message

Dear Investor:

I am pleased to present the Annual Report of the Independence One Funds--B Shares. This report covers the initial period of operation from October 20, 1999 through April 30, 2000 for Independence One Equity Plus Fund, and from March 8, 2000 through April 30, 2000 for Independence One U.S. Government Securities Fund. Inside, you'll find complete financial information for each Fund, beginning with a discussion by the Funds' portfolio managers, followed by a complete listing of each Fund's holdings and the financial statements.

The following highlights summarize performance over each Fund's initial period of operation:

Independence One Equity Plus Fund--B Shares

At the end of the period, this diversified portfolio of high-quality stocks included many household names like ALCOA, American Express, Avon, Brunswick, Ford, Disney, DuPont, Hewlett-Packard, IBM, Intel, Johnson & Johnson, McDonald's, Microsoft, PepsiCo, Wal-Mart and Xerox. For the period from October 20, 1999 (date of initial public investment) to April 30, 2000, the Fund's Class B Shares produced a total return of 17.54%, or 12.54% adjusted for the redemption fee, as the Fund's net asset value increased from $21.54 to $24.80.1 The Fund's Class B Shares also paid income distributions totaling $0.02 per share and capital gain distributions totaling $0.49 per share. The Fund ended the period with $325.7 million in net assets.

Independence One U.S. Government Securities Fund--B Shares

Over its initial period of operation, the Fund's portfolio of U.S. government bonds produced income distributions totaling $0.07 per share for Class B Shares. The Fund's net asset value increased from $10.00 to $10.03. For the period from March 8, 2000 (date of initial public investment) to April 30, 2000, based on dividends, gains and net asset value increase, the Fund's Class B Shares produced a total return of 0.97%, or (4.03%) adjusted for the redemption fee.1 At the end of the period, 56.1% of the holdings consisted of U.S. Treasury securities, with another 29.9% invested in U.S. government agency securities. The remaining assets were invested in a repurchase agreement. Fund net assets totaled $45.3 million at the end of the period.

Thank you for selecting the Independence One Mutual Funds to pursue your financial goals. We look forward to keeping you informed about the progress of your investment.

Sincerely,

[Graphic Representation Omitted -- See Appendix]

Edward C. Gonzales
President
June 15, 2000

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Independence One Equity Plus Fund--
Class B Shares

Question: What are your comments on the stock market, which has exhibited extreme volatility, particularly within the technology-heavy NASDAQ index?

Answer: The stock market has been volatile due to a series of rate increases by the Federal Reserve Board (the "Fed") to slow down the economy and combat long-term inflation. We expect the volatility to continue as long as the Fed continues to increase interest rates. The Independence One Equity Plus Fund has performed quite well compared to many indices including the NASDAQ during this volatile reporting period.

Question: What was the total return of Class B Shares of Independence One Equity Plus Fund during its initial period of operation?

Answer: The Fund's Class B Shares total return was 17.54%1 for the period from October 20, 1999 (date of initial public investment) through April 30, 2000, compared to the Standard & Poor's 100 Composite Stock Price Index (S&P 100)2 being up 28.97%. The lag in the performance is due to the management fees and the small cash position that is held to facilitate liquidations.

Question: What were the Fund's top 10 holdings at the end of the reporting period?

Top 10 Holdings

Name	% of Portfolio
General Electric Co.	7.7
Cisco Systems, Inc.	7.1
Intel Corp.	6.4
Microsoft Corp.	5.5
Exxon Mobil Corp.	4.0
Wal-Mart Stores, Inc.	3.7
Oracle Corp.	3.4
International Business Machines Corp.	3.0
Citigroup, Inc.	3.0
Lucent Technologies, Inc.	3.0

Question: As we reach mid-year, with a series of rate increases and severe declines behind us, what factors may impact the market going forward?

Answer: We feel that several factors may impact the market going forward including the following:

  Further interest rate increases;
  Corporate earnings; or
  Investor sentiment as measured by cash flows.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. The Fund's Class B Shares total return, based on redemption value, for the period from October 20, 1999 (date of initial public investment) through April 30, 2000, was 12.54%.

2 The S&P 100 is an unmanaged index of 100 blue chip stocks from diverse industry groups. Investment cannot be made in an index. "Standard & Poor's,®" "S&P®" and "S&P 100®" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Independence One Equity Plus Fund. The Fund is not sponsored, endorsed, sold or promoted by or affiliated with Standard & Poor's.

Independence One U.S. Government Securities Fund --
Class B Shares

Question: What are your comments on the continually rising rate environment and its impact on the bond market?

Answer: The Federal Reserve Board (the "Fed"), led by Chairman Alan Greenspan, has been steadily raising interest rates since June of last year. Their interest rate target for federal funds, a key short-term borrowing rate, has increased from 4.75% to its current level of 6.0%. The Fed's stated goal is to prevent an escalation of inflation pressures by slowing the robust pace of U.S. economic growth. Gross Domestic Product has been growing at an average rate in excess of 6% for the past three quarters, well in excess of the perceived non-inflationary growth rate of 3.4%. In addition, the central bank is worried that the tight labor market (unemployment is currently at a 30-year low of 3.9%) will lead to higher wages, which businesses will in turn ultimately pass on to the consumer in the form of higher product prices. It is their hope that relatively small interest rate hikes now will eliminate the need for more drastic action later. The ability of the Fed to achieve its goal of engineering a "soft landing" will be a key determinant as to whether the current economic expansion, which set a record for longevity earlier this year, will continue to endure.

Question: How did Class B Shares of Independence One U.S. Government Securities Fund perform during their initial period of operation?

Answer: As a general rule, rising interest rates negatively impact bond prices. Consequently, the Independence One U.S. Government Securities Fund experienced a decline in share price which partially offset the interest income earned by the Fund's investment holdings. For the period from March 8, 2000 (date of initial public investment) through April 30, 2000 the Independence One U.S. Government Securities Fund - Class B Shares earned a total return of 0.97%.1

Question: As we reach mid-year, what is your outlook for bonds for the rest of 2000?

Answer: There are some indications that the Fed interest rate strategy is beginning to have its desired effect of cooling the economy. For example, the interest rates on home mortgages are currently at their highest level in five years. This is a contributing factor in the recent softness observed in new housing construction as well as existing home sales. In addition, the most recent monthly retail sales data showed a dip for the first time since last June. If these trends were to continue, the probability that the Fed is nearing the end of its monetary tightening program would increase. This would likely create a more favorable environment for fixed income investments when compared to the Fund's most recent fiscal year.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. The Fund's Class B Shares total return, based on redemption value, for the period from March 8, 2000 (date of initial public investment) through April 30, 2000 was (4.03%).

Independence One Equity Plus Fund--Class B Shares

Growth of $10,000 Invested in Independence One Equity Plus Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Independence One Equity Plus Fund (Class B Shares) (the "Fund") from October 20, 1999 (start of performance) to April 30, 2000, compared to the Standard & Poor's 100 Composite Stock Price Index.2

[Graphic Representation Omitted -- See Appendix]

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 20003

Start of Performance (10/20/99)   12.54%

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a maximum 5.00% contingent deferred sales charge on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Standard & Poor's 100 Composite Stock Price Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Standard & Poor's 100 Composite Stock Price Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects all applicable sales charges.

Independence One U.S. Government Securities Fund--
Class B Shares

Growth of $10,000 Invested in Independence One U.S. Government Securities Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Independence One U.S. Government Securities Fund (Class B Shares) (the "Fund") from March 8, 2000 (start of performance) to April 30, 2000, compared to the Lehman Brothers Government Bond Index and the Merrill Lynch U.S. Treasury/Agency Master Index.2

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 20003

Start of Performance (3/8/00)   (4.03%)

Past performance is no guarantee of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a maximum 5.00% contingent deferred sales charge on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Government Bond Index and the Merrill Lynch U.S. Treasury/Agency Master Index have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The Lehman Brothers Government Bond Index and the Merrill Lynch U.S. Treasury/Agency Master Index are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indices are unmanaged. The investment adviser has elected to change the Fund's benchmark from the Lehman Brothers Government Bond Index to the Merrill Lynch U.S. Treasury/Agency Master Index because, while the two indices are both representative of the securities typically held by the Fund, the Merrill Lynch U.S. Treasury/Agency Master Index provides the adviser greater flexibility for review and comparison purposes.

3 Total return quoted reflects all applicable sales chages.

Independence One Equity Plus Fund
Portfolio of Investments

April 30, 2000

Shares or Principal Amount		Value
Common Stocks--97.1%
	Aerospace & Defense--1.4%
42,400	Boeing Co.	$1,682,750
9,800	General Dynamics Corp.	573,300
16,500	Raytheon Co., Class B	366,094
9,300	Rockwell International Corp.	366,187
23,200	United Technologies Corp.	1,442,750

	Total	4,431,081

	Automotive--1.9%
59,000	Ford Motor Co.	3,226,562
31,300	General Motors Corp.	2,930,462

	Total	6,157,024

	Basic Industry--0.4%
18,000	ALCOA, Inc.	1,167,750
12,700	Homestake Mining Co.	76,200

	Total	1,243,950

	Capital Goods--0.5%
19,500	Minnesota Mining & Manufacturing Co. (3M)	1,686,750

	Chemicals--1.1%
10,700	Dow Chemical Co.	1,209,100
51,000	Du Pont (E.I.) de Nemours & Co.	2,419,312
3,300	Mallinckrodt, Inc.	88,687

	Total	3,717,099

	Computer Services--21.4%
7,100	(1) Ceridian Corp.	153,981
334,200	(1) Cisco Systems, Inc.	23,169,598
8,200	(1) Computer Sciences Corp.	668,812
49,100	Hewlett-Packard Co.	6,628,500
88,000	International Business Machines Corp.	9,823,000
254,200	(1) Microsoft Corp.	17,730,450
137,800	(1) Oracle Corp.	11,015,387
15,200	(1) Unisys Corp.	352,450

	Total	69,542,178

	Consumer Basics--1.0%
21,900	American Express Co.	3,286,369

	Consumer Non-Durables--1.6%
20,800	Campbell Soup Co.	540,800
64,300	Procter & Gamble Co.	3,833,887
44,400	Sara Lee Corp.	666,000

	Total	5,040,687

	Electrical Equipment--8.8%
4,200	Black & Decker Corp.	176,662
12,100	Entergy Corp.	307,794
160,200	General Electric Co.	25,191,450
38,700	Honeywell, Inc.	2,167,172
32,900	Southern Co.	820,444

	Total	28,663,522

	Electronic Technology--10.7%
49,700	(1) EMC Corp.	6,905,194
163,200	Intel Corp.	20,695,800
8,400	(1) National Semiconductor Corp.	510,300
2,200	Polaroid Corp.	44,412
2,300	Tektronix, Inc.	133,112
39,700	Texas Instruments, Inc.	6,466,137

	Total	34,754,955

	Entertainment--1.4%
101,100	Disney (Walt) Co.	4,378,894
6,300	(1) Harrah's Entertainment, Inc.	129,544

	Total	4,508,438

	Finance--7.3%
56,000	Bank One Corp.	1,708,000
83,400	Bank of America Corp.	4,086,600
164,700	Citigroup, Inc.	9,789,356
55,600	Morgan Stanley, Dean Witter & Co.	4,267,300
36,800	U.S. Bancorp, Inc.	747,500
80,600	Wells Fargo Co.	3,309,638

	Total	23,908,394

	Financial Services--0.7%
10,800	Hartford Financial Services Group, Inc.	563,625
18,100	Merrill Lynch & Co., Inc.	1,845,069

	Total	2,408,694

	Food & Beverage--3.6%
120,600	Coca-Cola Co.	5,675,738
17,300	Heinz (H.J.) Co.	588,200
66,100	McDonald's Corp.	2,520,063
71,100	PepsiCo, Inc.	2,608,481
14,700	Ralston Purina Co.	260,006

	Total	11,652,488

	Forest Products & Paper--0.5%
2,800	Boise Cascade Corp.	91,175
4,700	Champion International Corp.	309,025
20,200	International Paper Co.	742,350
11,500	Weyerhaeuser Co.	614,531

	Total	1,757,081

	Health Technology--0.9%
49,900	(1) Amgen, Inc.	2,794,400

	Home Building--0.0%
3,700	Fluor Corp.	124,181

	Hospital Supplies--0.5%
14,200	Baxter International, Inc.	924,775
27,500	Columbia/HCA Healthcare Corp.	782,031

	Total	1,706,806

	Household Products--0.5%
28,500	Colgate-Palmolive Co.	1,628,063

	Insurance--3.0%
12,100	American General Corp.	677,600
75,600	American International Group, Inc.	8,292,375
8,200	CIGNA Corp.	653,950

	Total	9,623,925

	Manufacturing--0.3%
4,600	Allegheny Technologies, Inc.	111,263
15,400	Eastman Kodak Co.	861,438

	Total	972,701

	Office Equipment--0.3%
32,400	Xerox Corp.	856,575

	Oil--5.4%
16,100	Baker Hughes, Inc.	512,181
10,400	Coastal Corp.	521,950
168,700	Exxon Mobil Corp.	13,105,877
21,600	Halliburton Co.	954,450
18,000	Occidental Petroleum Corp.	385,875
26,900	Schlumberger Ltd.	2,059,531

	Total	17,539,864

	Personal Care Products--0.2%
11,800	Avon Products, Inc.	489,700
5,100	International Flavors & Fragrances, Inc.	175,631

	Total	665,331

	Pharmaceuticals--6.7%
96,900	Bristol-Myers Squibb Co.	5,081,194
68,000	Johnson & Johnson	5,610,000
114,200	Merck & Co., Inc.	7,936,900
61,100	Pharmacia & Upjohn, Inc.	3,051,181

	Total	21,679,275

	Recreation--0.0%
4,500	Brunswick Corp.	86,344

	Retail--6.4%
112,400	Home Depot, Inc.	6,301,425
23,800	(1) K Mart Corp.	193,375
10,500	Limited, Inc.	474,469
16,200	May Department Stores Co.	445,500
18,500	Sears, Roebuck & Co.	677,563
9,400	Tandy Corp.	535,800
11,700	(1) Toys 'R' Us, Inc.	178,425
217,500	Wal-Mart Stores, Inc.	12,044,063

	Total	20,850,620

	Services--0.7%
37,200	CBS Corp.	2,185,500

	Steel--0.0%
6,400	(1) Bethlehem Steel Corp.	34,400

	Telecommunications--9.0%
156,100	AT&T Corp.	7,287,919
75,800	Bell Atlantic Corp.	4,491,150
155,700	Lucent Technologies, Inc.	9,682,594
70,500	Nortel Networks Corp.	7,984,125

	Total	29,445,788

	Transportation--0.5%
22,300	Burlington Northern Santa Fe	537,988
6,300	Delta Air Lines, Inc.	332,325
14,200	(1) FedEx Corp.	535,163
18,700	Norfolk Southern Corp.	329,588

	Total	1,735,064

	Utilities--0.2%
21,200	Williams Cos., Inc. (The)	791,025

	Utilities-Electric--0.2%
9,500	American Electric Power Co., Inc.	347,938
10,600	Unicom Corp.	421,350

	Total	769,288

	Total Common Stocks (identified cost $136,324,316)	316,247,860

(2)Repurchase Agreement --2.7%
$8,893,000	Donaldson, Lufkin and Jenrette Securities Corp., 5.71%, dated 4/28/2000, due 5/1/2000 (at cost)	8,893,000

	Total Investments (identified cost $145,217,316) (3)	$325,140,860

(1) Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $145,471,717. The net unrealized appreciation of investments on a federal tax basis amounts to $179,923,544 which is comprised of $184,273,627 appreciation and $4,604,484 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($325,655,369) at April 30, 2000.

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Assets and Liabilities

April 30, 2000

Assets:
Total investments in securities, at value (identified cost $145,217,316 and tax cost $145,471,717)		$325,140,860
Cash		114,597
Income receivable		239,547
Receivable for shares sold		701,020
Unamortized organizational costs		2,085
Other assets		1,153

Total assets		326,199,262
Liabilities:
Payable for shares redeemed	$381,190
Payable to adviser	81,332
Payable to administrator	55,106
Other accrued expenses	26,265

Total liabilities		543,893

Net Assets for 13,092,512 shares outstanding		$325,655,369

Net Assets Consist of:
Paid in capital		$137,709,805
Net unrealized appreciation of investments		179,923,544
Accumulated net realized gain on investments		7,922,366
Undistributed net investment income		99,654

Total Net Assets		$325,655,369

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Trust Shares:
Net Asset Value Per Share ($322,937,112 / 12,982,919 shares outstanding)		$24.87

Offering Price Per Share		$24.87

Redemption Proceeds Per Share		$24.87

Class B Shares:
Net Asset Value Per Share ($2,718,257 / 109,593 shares outstanding)		$24.80

Offering Price Per Share		$24.80

Redemption Proceeds Per Share (95.00/100 of $24.80)(1)		$23.56

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Operations

Year Ended April 30, 2000

Investment Income:
Dividends		$3,351,013
Interest		409,851

Total income		3,760,864
Expenses:
Investment adviser fee	$1,260,497
Administrative personnel and services fee	312,859
Custodian fees	57,372
Transfer and dividend disbursing agent fees and expenses	43,956
Trustees' fees	11,744
Auditing fees	15,500
Legal fees	5,043
Portfolio accounting fees	76,567
Distribution services fee--Class B Shares	4,218
Shareholder services fee--Class B Shares	1,406
Share registration costs	36,086
Printing and postage	20,379
Insurance premiums	1,658
Miscellaneous	14,321

Total expenses	1,861,606
Waiver--
Waiver of investment adviser fee	(315,124)

Net expenses		1,546,482

Net investment income		2,214,382

Realized and Unrealized Gain on Investments:
Net realized gain on investments		12,069,026
Net change in unrealized appreciation of investments		32,468,020

Net realized and unrealized gain on investments		44,537,046

Change in net assets resulting from operations		$46,751,428

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2000	1999
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$2,214,382	$2,272,845
Net realized gain on investments ($11,934,854 and $8,229,214, respectively, as computed for federal tax purposes)	12,069,026	7,942,700
Net change in unrealized appreciation of investments	32,468,020	49,664,022

Change in net assets resulting from operations	46,751,428	59,879,567

Distributions to Shareholders--
Distributions from net investment income
Trust Shares	(2,228,832)	(2,243,571)
Class B Shares	(65)	--
Distributions from net realized gains
Trust Shares	(6,460,281)	(8,436,196)
Class B Shares	(1,334)	--

Change in net assets resulting from distributions to shareholders	(8,690,512)	(10,679,767)

Share Transactions--
Proceeds from sale of shares	58,672,495	86,195,491
Net asset value of shares issued to shareholders in payment of distributions declared	6,865,673	8,272,236
Cost of shares redeemed	(73,379,819)	(57,984,567)

Change in net assets resulting from share transactions	(7,841,651)	36,483,160

Change in net assets	30,219,265	85,682,960
Net Assets:
Beginning of period	295,436,104	209,753,144

End of period (including undistributed net investment income of $99,654 and $114,169, respectively)	$325,655,369	$295,436,104

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Financial Highlights -- Class B Shares

(For a share outstanding throughout the period)

	Period Ended April 30, 2000 (1)
Net asset value, beginning of period	$21.54
Income from investment operations
Net investment income	(0.06	)(2)
Net realized and unrealized gain on investments	3.83

Total from investment operations	3.77

Less distributions
Distributions from net investment income	(0.02)
Distributions from net realized gain on investments	(0.49)

Total distributions	(0.51)

Net asset value, end of period	$24.80

Total return (3)	17.54%
Ratios to average net assets
Expenses	1.52	%(5)
Net operating loss	(0.44	%)(5)
Expense waiver/reimbursement (4)	0.10	%(5)
Supplemental data
Net assets, end of period (000 omitted)	$2,718
Portfolio turnover	10%

(1) Reflects operations for the period from October 20, 1999 (date of initial public investment) to April 30, 2000.

(2) Per share amount based on average shares outstanding.

(3) Based on net asset value.

(4) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(5) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Portfolio of Investments

April 30, 2000

Principal Amount		Value
Government Agencies--29.9%
	Federal Farm Credit Bank--14.9%
$4,000,000	5.970%, 3/11/2005	$3,780,600
3,000,000	6.750%, 1/13/2003	2,967,060

	Total	6,747,660

	Federal Home Loan Bank--15.0%
3,000,000	6.350%, 6/28/2004	2,881,170
4,000,000	7.200%, 6/14/2011	3,925,000
	Total	6,806,170

	Total Government Agencies (identified cost $13,948,492)	13,553,830

U.S. Treasury Obligations--56.1%
	U.S. Treasury Bonds--27.6%
7,000,000	6.500%, 11/15/2026	7,256,410
1,500,000	7.125%, 2/15/2023	1,655,670
3,000,000	8.125%, 8/15/2019	3,602,880

	Total	12,514,960

	U.S. Treasury Notes--28.5%
1,000,000	5.875%, 10/31/2001	988,980
4,000,000	6.000%, 8/15/2009	3,908,160
8,000,000	6.375%, 3/31/2001	7,994,000

	Total	12,891,140

	Total U.S. Treasury Obligations (identified cost $24,846,096)	25,406,100

(1)Repurchase Agreement--13.1%
5,929,000	Donaldson, Lufkin and Jenrette Securities Corp., 5.710%, dated 4/28/2000, due 5/1/2000 (at cost)	5,929,000

	Total Investments (identified cost $44,723,588)(2)	$44,888,930

(1) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2) The cost of investments for federal tax purposes amounts to $44,723,588. The net unrealized appreciation of investments on a federal tax basis amounts to $165,342 which is comprised of $572,706 appreciation and $407,364 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($45,268,190) at April 30, 2000.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Assets and Liabilities

April 30, 2000

Assets:
Investments in repurchase agreements	$5,929,000
Investments in securities	38,959,930

Total investments in securities, at value (identified and tax cost $44,723,588)		$44,888,930
Income receivable		677,251
Receivable for shares sold		6,562

Total assets		45,572,743
Liabilities:
Payable for shares redeemed	$10,510
Income distribution payable	194,282
Payable to bank	68,757
Payable to adviser	11,325
Other accrued expenses	19,679

Total liabilities		304,553

Net Assets for 4,513,136 shares outstanding		$45,268,190

Net Assets Consist of:
Paid in capital		$44,609,551
Net unrealized appreciation of investments		165,342
Accumulated net realized gain on investments		493,297

Total Net Assets		$45,268,190

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class Y Shares:
Net Asset Value Per Share ($45,254,949 / 4,511,816 shares outstanding)		$10.03

Offering Price Per Share		$10.03

Redemption Proceeds Per Share		$10.03

Class B Shares:
Net Asset Value Per Share ($13,241 / 1,320 shares outstanding)		$10.03

Offering Price Per Share		$10.03

Redemption Proceeds Per Share (95.00/100 of $10.03)(1)		$ 9.53

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Operations

Year Ended April 30, 2000

Investment Income:
Interest		$3,152,260

Expenses:
Investment adviser fee	$359,790
Administrative personnel and services fee	51,051
Custodian fees	17,017
Transfer and dividend disbursing agent fees and expenses	21,389
Trustees' fees	3,407
Auditing fees	14,500
Legal fees	5,612
Portfolio accounting fees	44,036
Distribution services fee--Class B Shares	15
Shareholder services fee--Class B Shares	5
Share registration costs	24,387
Printing and postage	14,026
Insurance premiums	1,001
Miscellaneous	3,190

Total expenses	559,426
Waiver--
Waiver of investment adviser fee	(205,594)

Net expenses		353,832

Net investment income		2,798,428

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		638,398
Net change in unrealized appreciation (depreciation) of investments		(2,636,071)

Net realized and unrealized loss on investments		(1,997,673)

Change in net assets resulting from operations		$800,755

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Changes in Net Assets

	Year Ended April 30,
	2000	1999
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$2,798,428	$3,532,064
Net realized gain on investments ($638,398 and $495,126, respectively, as computed for federal tax purposes)	638,398	495,126
Net change in unrealized appreciation (depreciation)	(2,636,071)	(127,163)

Change in net assets resulting from operations	800,755	3,900,027

Distributions to Shareholders--
Distributions from net investment income
Class Y Shares	(2,803,490)	(3,532,064)
Class B Shares	(92)	--
Distributions from net realized gains
Class Y Shares	(152,812)	--

Change in net assets resulting from distributions to shareholders	(2,956,394)	(3,532,064)

Share Transactions--
Proceeds from sale of shares	6,702,875	6,657,213
Net asset value of shares issued to shareholders in payment of distributions declared	284,607	314,112
Cost of shares redeemed	(19,022,196)	(18,747,528)

Change in net assets resulting from share transactions	(12,034,714)	(11,776,203)

Change in net assets	(14,190,353)	(11,408,240)
Net Assets:
Beginning of period	59,458,543	70,866,783

End of period (including undistributed net investment income of $0 and $5,154, respectively)	$45,268,190	$59,458,543

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Financial Highlights -- Class B Shares

(For a share outstanding throughout the period)

	Period Ended April 30, 2000 (1)

Net asset value, beginning of period	$10.00
Income from investment operations
Net investment income	0.07
Net realized and unrealized gain on investments	0.03

Total from investment operations	0.10

Less distributions
Distributions from net investment income	(0.07)

Net asset value, end of period	$10.03

Total return (2)	0.97%
Ratios to average net assets
Expenses	1.75	%(4)
Net Investment Income	4.53	%(4)
Expense waiver/reimbursement (3)	0.40	%(4)
Supplemental data
Net assets, end of period (000 omitted)	$13
Portfolio turnover	28%

(1) Reflects operations for the period from March 8, 2000 (date of initial public investment) to April 30, 2000.

(2) Based on net asset value.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(4) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Mutual Funds
Combined Notes to Financial Statements

April 30, 2000

(1) Organization

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of eight portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

Portfolio Name	Investment Objective
Independence One Equity Plus Fund ("Equity Plus Fund") (d)	To provide total return.
Independence One U.S. Government Securities Fund ("U.S. Government Securities Fund") (d)	To seek high current income.

(d) Diversified portfolio

Equity Plus Fund offers Trust Shares and Class B Shares. U.S. Government Securities Fund offers Class Y Shares and Class B Shares. Effective May 1, 2000, Equity Plus Fund will commence offering Class A Shares. Effective June 30, 2000, U.S. Government Securities Fund will redesignate its existing Class Y Shares as Class A Shares.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation --U.S. government securities, listed corporate bonds, other fixed income and asset backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange, and in the absence of recorded sales for listed equity securities, at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Investment gain and losses are determined on the identified cost basis.

Repurchase Agreements --It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions --Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Equity Plus Fund and U.S. Government Securities Fund offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of their respective Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes --It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions --The U.S. Government Securities Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates --The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other --Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Equity Plus Fund
	Year Ended April 30, 2000		Year Ended April 30, 1999
	Shares	Dollars	Shares	Dollars
Trust Shares
Shares sold	2,368,260	$55,972,903	4,537,809	$86,195,491
Shares issued to shareholders in payment of distributions declared	281,156	6,864,274	430,398	8,272,236
Shares redeemed	(3,080,476)	(73,376,563)	(3,050,713)	(57,984,567)

Net change resulting from Trust Share transactions	(431,060)	(10,539,386)	1,917,494	36,483,160

	Equity Plus Fund
	Period Ended April 30, 2000(1)		Year Ended April 30, 1999
	Shares	Dollars	Shares	Dollars
Class B Shares
Shares sold	109,668	$2,699,592	--	$--
Shares issued to shareholders in payment of distributions declared	57	1,399	--	--
Shares redeemed	(132)	(3,256)	--	--

Net Change resulting from Class B Share transactions	109,593	2,697,735	--	--

Net change resulting from share transactions	(321,467)	(7,841,651)	1,917,494	36,483,160

	U.S. Government Securities Fund
	Year Ended April 30, 2000		Year Ended April 30, 1999
	Shares	Dollars	Shares	Dollars
Y Shares
Shares sold	667,940	$6,689,655	627,607	$6,657,213
Shares issued to shareholders in payment of distributions declared	28,451	284,526	29,512	314,112
Shares redeemed	(1,894,554)	(19,022,096)	(1,754,179)	(18,747,528)

Net change resulting from Y Share transactions	(1,198,163)	(12,047,915)	(1,097,060)	(11,776,203)

(1) Reflects operations for the period from October 20, 1999 (date of initial public investment) to April 30, 2000.

	U.S. Government Securities Fund
	Period Ended April 30, 2000(1)		Year Ended April 30, 1999
	Shares	Dollar	Shares	Dollars
Class B Shares
Shares sold	1,322	$13,220	--	$--
Shares issued to shareholders in payment of distributions declared	8	81	--	--
Shares redeemed	(10)	(100)	--	--

Net change resulting from Class B Share transactions	1,320	13,201	--	--

Net change resulting from share transactions	(1,196,843)	(12,034,714)	(1,097,060)	(11,776,203)

(1) Reflects operations for the period from March 8, 2000 (date of initial public investment) to April 30, 2000.

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee -- Michigan National Bank, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to a percentage of Funds' average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Equity Plus Fund	0.40%
U.S. Government Securities Fund	0.70%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and Sosnoff Sheridan Weiser Corporation (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to the .035% of the Equity Plus Fund's average daily net assets. The Sub-Adviser may elect to waive some or all of its fees.

Administrative Fee -- Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

Distribution Services Fee-- The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of each Fund to finance activities intended to result in the sale of the Funds' Class B Shares. The Plan provides that the Funds may incur up to 0.75% of the average daily net assets of Class B Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee-- Under the terms of a Shareholder Services Agreement with Michigan National Bank, Equity Plus Fund and U.S. Government Securities Fund will pay Michigan National Bank up to 0.25% of average daily net assets of the Class B Shares for the period. The fee paid to Michigan National Bank is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses-- Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees-- FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees-- Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

General-- Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended April 30, 2000, were as follows:

	Equity Plus Fund	U.S. Government Securities Fund
Purchases	$31,741,306	$12,809,638
Sales	$49,058,023	$22,342,973

Independent Auditors' Report

The Board of Trustees and Shareholders
Independence One Mutual Funds:

We have audited the accompanying statements of assets and liabilities of Independence One Equity Plus Fund and Independence One U.S. Government Securities Fund, each portfolios of the Independence One Mutual Funds, including the portfolios of investments, as of April 30, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects the financial position of Independence One Equity Plus Fund and Independence One U.S. Government Securities Fund as of April 30, 2000, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

[Graphic Representation Omitted -- See Appendix]

Boston, Massachusetts
June 26, 2000

Trustees

Robert E. Baker

Harold Berry

Nathan Forbes

Harry J. Nederlander

Thomas S. Wilson

Officers

Edward C. Gonzales
President and Treasurer

Jeffrey W. Sterling
Vice President and Assistant Treasurer

C. Grant Anderson
Secretary

Timothy S. Johnson
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U. S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Independence One®
Mutual Funds

(Distributed by Federated Securities Corp.)

Annual Report
April 30, 2000

Independence One
Equity Plus Fund
Class B Shares

Independence One
U.S. Government Securities Fund
Class B Shares

800-334-2292
www.MichiganNational.com

Investment Company Act File No: 811-5752
Cusip 453777815
Cusip 453777823
G01285-02 (6/00)

[Graphic Representation Omitted -- See Appendix]

[Graphic Representation Omitted -- See Appendix]

Investment Adviser

                       INDEPENDENCE ONE MUTUAL FUNDS
                                 APPENDIX

Independence One Equity Plus Fund - Trust Shares

A1. The graphic  presentation here displayed  consists of a line graph. The corresponding  components  of the line  graph are  listed  underneath.  The
Trust  Shares  of  Independence  One  Equity  Plus Fund  (the  "Fund")  are
represented  by a solid line.  The  Standard & Poor's 100  Composite  Stock
Price Index (S&P 100) is  represented  by a dashed line.  The line graph is a visual  representation  of a  comparison  of change in value of a $10,000 hypothetical  investment  in the Trust  Shares of the Fund and the S&P 100.
The  "x"  axis  reflects   computation   periods  from  9/25/95  (start  of
performance)  to 4/30/00.  The "y" axis reflects the cost of the investment in  increments  of $5,000  beginning  with $10,000 and ending with $40,000.
The right margin reflects the ending value of the  hypothetical  investment in the Fund's Trust  Shares as compared to the S&P 100.  The ending  values were $29,070 and $30,143, respectively.

Independence One Small Cap Fund

A2. The graphic  presentation here displayed  consists of a line graph. The corresponding  components of the line graph are listed  underneath.  Shares of Independence  One Small Cap Fund (the "Fund") are represented by a solid line. The Standard & Poor's  SmallCap 600 Composite  Stock Price Index (S&P
600)  is  represented  by a  dashed  line.  The  line  graph  is  a  visual
representation   of  a   comparison   of  change  in  value  of  a  $10,000
hypothetical  investment  in  Shares  of the Fund and the S&P 600.  The "x"
axis reflects  computation  periods from 6/22/98 (start of  performance) to
4/30/00.  The "y" axis  reflects the cost of the  investment  in increments of $2,000  beginning with $8,000 and ending with $12,000.  The right margin reflects  the ending  value of the  hypothetical  investment  in the Fund's
Shares as  compared  to the S&P 600.  The ending  values  were  $11,086 and
$11,306, respectively.

Independence One International Equity Fund

A3. The graphic  presentation here displayed  consists of a line graph. The corresponding  components of the line graph are listed  underneath.  Shares of Independence One International  Equity Fund (the "Fund") are represented
by  a  solid  line.  The  Morgan   Stanley   Capital   International   EAFE
(MSCI-EAFE)  is  represented  by a dashed line.  The line graph is a visual
representation   of  a   comparison   of  change  in  value  of  a  $10,000
hypothetical  investment in Shares of the Fund and the  MSCI-EAFE.  The "x"
axis reflects  computation  periods from 9/25/98 (start of  performance) to
4/30/00.  The "y" axis  reflects the cost of the  investment  in increments of $4,000  beginning with $8,000 and ending with $16,000.  The right margin reflects  the ending  value of the  hypothetical  investment  in the Fund's
Shares as compared to the  MSCI-EAFE.  The ending  values were  $14,059 and
$14,498, respectively.

Independence One U.S. Government Securities Fund - Class Y Shares

A4. The graphic  presentation here displayed  consists of a line graph. The corresponding  components  of the line  graph are  listed  underneath.  The
Class Y Shares of  Independence  One U.S.  Government  Securities Fund (the
"Fund") are  represented  by a solid line. The Lehman  Brothers  Government
Bond Index  (LBGBI) is  represented  by a dotted line and the Merrill Lynch
U.S.  Treasury/Agency  Master  Index  (MLUSTA) is  represented  by a dashed line. The line graph is a visual  representation  of a comparison of change in value of a  $10,000  hypothetical  investment  in Class Y Shares  of the
Fund and the LBGBI and MLUSTA.  The "x" axis reflects  computation  periods from 1/11/93 (start of performance)  to 4/30/00.  The "y" axis reflects the cost of the  investment in increments of $2,000  beginning with $10,000 and ending with  $16,000.  The right  margin  reflects  the ending value of the hypothetical  investment  in the Fund's  Class Y Shares as  compared to the
LBGBI and MLUSTA.  The ending  values were  $15,178,  $15,776 and  $15,794, respectively.

Independence One Fixed Income Fund - Trust Shares

A4. The graphic  presentation here displayed  consists of a line graph. The corresponding  components  of the line  graph are  listed  underneath.  The
Trust  Shares of  Independence  One Fixed  Income  Fund  (the  "Fund")  are
represented   by  a  solid   line.   The   Lehman   Brothers   Intermediate
Government/Corporate  Bond Index  (LBIGCI) is  represented by a dotted line and the  Merrill  Lynch  1-10 Years  U.S.  Corporate/Government  Bond Index
(ML110USCGI)  is  represented  by a dashed line. The line graph is a visual
representation   of  a   comparison   of  change  in  value  of  a  $10,000
hypothetical  investment  in Trust  Shares of the Fund and the  LBIGCI  and
ML110USCGI.  The  "x"  axis  reflects  computation  periods  from  10/23/95
(start of  performance)  to 4/30/00.  The "y" axis reflects the cost of the investment in increments  of $2,000  beginning  with $9,000 and ending with
$13,000.  The right margin  reflects  the ending value of the  hypothetical investment  in the  Fund's  Trust  Shares as  compared  to the  LBIGCI  and
ML110USCGI.   The  ending  values  were   $12,439,   $12,666  and  $12,739,
respectively.

                       INDEPENDENCE ONE MUTUAL FUNDS
                                 APPENDIX

Independence One Equity Plus Fund - Class B Shares

A1. The graphic  presentation here displayed  consists of a line graph. The corresponding  components  of the line  graph are  listed  underneath.  The
Class B Shares of  Independence  One  Equity  Plus Fund  (the  "Fund")  are
represented  by a solid line.  The  Standard & Poor's 100  Composite  Stock
Price Index (S&P 100) is  represented  by a dashed line.  The line graph is a visual  representation  of a  comparison  of change in value of a $10,000 hypothetical  investment  in  Class B  Shares  of the Fund and the S&P 100.
The  "x"  axis  reflects   computation  periods  from  10/20/99  (start  of
performance)  to 4/30/00.  The "y" axis reflects the cost of the investment in  increments  of $3,000  beginning  with $9,000 and ending with  $15,000.
The right margin reflects the ending value of the  hypothetical  investment in the Fund's Class B Shares as compared to the S&P 100. The ending  values were $11,254 and $12,897, respectively.

Independence One U.S. Government Securities Fund - Class B Shares

A2. The graphic  presentation here displayed  consists of a line graph. The corresponding  components  of the line  graph are  listed  underneath.  The
Class B Shares of  Independence  One U.S.  Government  Securities Fund (the
"Fund") are  represented  by a solid line. The Lehman  Brothers  Government
Bond Index  (LBGBI) is  represented  by a dotted line and the Merrill Lynch
U.S.  Treasury/Agency  Master  Index  (MLUSTA) is  represented  by a dashed line. The line graph is a visual  representation  of a comparison of change in value of a  $10,000  hypothetical  investment  in Class B Shares  of the
Fund and the LBGBI and MLUSTA.  The "x" axis reflects  computation  periods from 3/8/00 (start of  performance)  to 4/30/00.  The "y" axis reflects the cost of the  investment in increments of $1,000  beginning  with $9,000 and ending with  $11,000.  The right  margin  reflects  the ending value of the hypothetical  investment  in the Fund's  Class B Shares as  compared to the
LBGBI and MLUSTA.  The ending  values  were  $9,597,  $10,147 and  $10,134, respectively.